(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
OVERSEAS
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    16  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           17  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  31  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 40  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1,
1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 6  PAST 1  PAST 5  LIFE OF
                                  MONTHS  YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL A      17.45%  25.16%  87.08%  120.81%

FIDELITY ADV OVERSEAS - CL A      10.70%  17.96%  76.32%  108.11%
 (INCL. MAX. 5.75% SALES CHARGE)

MSCI EAFE                         15.56%  19.17%  62.18%  85.90%

INTERNATIONAL FUNDS AVERAGE       16.25%  20.89%  80.98%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 503 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL A      25.16%  13.35%  10.37%

FIDELITY ADV OVERSEAS - CL A      17.96%  12.01%  9.56%
 (INCL. MAX. 5.75% SALES CHARGE)

MSCI EAFE                         19.17%  10.15%  8.03%

INTERNATIONAL FUNDS AVERAGE       20.89%  12.41%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL A           MS EAFE Index (Net)
             00252                       MS001
  1990/04/23       9425.00                    10000.00
  1990/04/30       9321.33                     9870.12
  1990/05/31       9726.60                    10996.32
  1990/06/30      10216.70                    10899.46
  1990/07/31      10819.90                    11052.99
  1990/08/31       9528.68                     9979.65
  1990/09/30       8718.13                     8588.84
  1990/10/31       9000.88                     9927.15
  1990/11/30       9010.30                     9341.56
  1990/12/31       8922.92                     9492.89
  1991/01/31       9141.47                     9799.94
  1991/02/28       9550.08                    10850.48
  1991/03/31       9017.94                    10199.10
  1991/04/30       9008.44                    10299.26
  1991/05/31       9017.94                    10406.73
  1991/06/30       8343.26                     9642.03
  1991/07/31       8818.39                    10115.76
  1991/08/31       8951.42                     9910.33
  1991/09/30       9417.05                    10468.87
  1991/10/31       9293.52                    10617.27
  1991/11/30       9055.95                    10121.61
  1991/12/31       9527.78                    10644.32
  1992/01/31       9556.71                    10416.96
  1992/02/29       9778.51                    10044.12
  1992/03/31       9479.56                     9381.04
  1992/04/30       9971.38                     9425.64
  1992/05/31      10376.41                    10056.55
  1992/06/30      10212.47                     9579.54
  1992/07/31       9817.08                     9334.37
  1992/08/31       9547.06                     9919.83
  1992/09/30       9402.41                     9723.94
  1992/10/31       8746.65                     9213.87
  1992/11/30       8630.93                     9300.58
  1992/12/31       9067.23                     9348.68
  1993/01/31       9525.46                     9347.54
  1993/02/28       9730.21                     9629.89
  1993/03/31      10324.94                    10469.29
  1993/04/30      11124.41                    11462.85
  1993/05/31      11416.91                    11704.95
  1993/06/30      11104.92                    11522.33
  1993/07/31      11650.90                    11925.66
  1993/08/31      12421.13                    12569.45
  1993/09/30      12294.38                    12286.52
  1993/10/31      12606.37                    12665.16
  1993/11/30      12118.88                    11558.09
  1993/12/31      12860.60                    12392.67
  1994/01/31      13710.16                    13440.41
  1994/02/28      13524.62                    13403.18
  1994/03/31      13182.85                    12825.89
  1994/04/30      13749.22                    13370.08
  1994/05/31      13495.33                    13293.32
  1994/06/30      13387.91                    13481.18
  1994/07/31      13729.69                    13610.83
  1994/08/31      13856.64                    13933.07
  1994/09/30      13426.97                    13494.24
  1994/10/31      13729.69                    13943.59
  1994/11/30      13192.61                    13273.46
  1994/12/31      13115.01                    13356.58
  1995/01/31      12573.88                    12843.48
  1995/02/28      12603.39                    12806.62
  1995/03/31      12996.94                    13605.38
  1995/04/30      13380.65                    14117.06
  1995/05/31      13528.23                    13948.78
  1995/06/30      13626.62                    13704.16
  1995/07/31      14216.94                    14557.33
  1995/08/31      13803.72                    14002.02
  1995/09/30      13970.98                    14275.48
  1995/10/31      13695.49                    13891.75
  1995/11/30      13823.39                    14278.28
  1995/12/31      14248.20                    14853.55
  1996/01/31      14505.82                    14914.53
  1996/02/29      14535.54                    14964.95
  1996/03/31      14743.62                    15282.75
  1996/04/30      15130.04                    15727.07
  1996/05/31      15130.04                    15437.66
  1996/06/30      15239.03                    15524.55
  1996/07/31      14793.16                    15070.80
  1996/08/31      14892.24                    15103.83
  1996/09/30      15308.39                    15505.07
  1996/10/31      15149.86                    15346.41
  1996/11/30      15932.62                    15957.02
  1996/12/31      16008.37                    15751.75
  1997/01/31      16008.37                    15203.59
  1997/02/28      16365.04                    15455.97
  1997/03/31      16501.42                    15514.70
  1997/04/30      16627.30                    15600.03
  1997/05/31      17665.85                    16618.24
  1997/06/30      18589.01                    17537.23
  1997/07/31      19218.43                    17823.44
  1997/08/31      17770.76                    16494.71
  1997/09/30      19082.06                    17421.22
  1997/10/31      17718.30                    16086.58
  1997/11/30      17655.36                    15925.71
  1997/12/31      17792.98                    16067.61
  1998/01/31      18367.31                    16805.43
  1998/02/28      19392.09                    17886.86
  1998/03/31      20259.22                    18441.00
  1998/04/30      20811.02                    18590.00
IMATRL PRASUN   SHR__CHT 19980430 19980507 151341 R00000000000100
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $20,811 - a 108.11% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $18,590 - a 85.90% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 6  PAST 1  PAST 5  LIFE OF
                                  MONTHS  YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL T      17.33%  25.12%  87.18%  120.93%

FIDELITY ADV OVERSEAS - CL T      13.22%  20.74%  80.63%  113.20%
 (INCL. MAX. 3.50% SALES CHARGE)

MSCI EAFE                         15.56%  19.17%  62.18%  85.90%

INTERNATIONAL FUNDS AVERAGE       16.25%  20.89%  80.98%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 503 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL T      25.12%  13.36%  10.38%

FIDELITY ADV OVERSEAS - CL T      20.74%  12.55%  9.89%
 (INCL. MAX. 3.50% SALES CHARGE)

MSCI EAFE                         19.17%  10.15%  8.03%

INTERNATIONAL FUNDS AVERAGE       20.89%  12.41%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL T           MS EAFE Index (Net)
             00175                       MS001
  1990/04/23       9650.00                    10000.00
  1990/04/30       9543.85                     9870.12
  1990/05/31       9958.80                    10996.32
  1990/06/30      10460.60                    10899.46
  1990/07/31      11078.20                    11052.99
  1990/08/31       9756.15                     9979.65
  1990/09/30       8926.25                     8588.84
  1990/10/31       9215.75                     9927.15
  1990/11/30       9225.40                     9341.56
  1990/12/31       9135.93                     9492.89
  1991/01/31       9359.71                     9799.94
  1991/02/28       9778.07                    10850.48
  1991/03/31       9233.22                    10199.10
  1991/04/30       9223.49                    10299.26
  1991/05/31       9233.22                    10406.73
  1991/06/30       8542.43                     9642.03
  1991/07/31       9028.91                    10115.76
  1991/08/31       9165.12                     9910.33
  1991/09/30       9641.86                    10468.87
  1991/10/31       9515.38                    10617.27
  1991/11/30       9272.14                    10121.61
  1991/12/31       9755.23                    10644.32
  1992/01/31       9784.85                    10416.96
  1992/02/29      10011.95                    10044.12
  1992/03/31       9705.86                     9381.04
  1992/04/30      10209.42                     9425.64
  1992/05/31      10624.12                    10056.55
  1992/06/30      10456.27                     9579.54
  1992/07/31      10051.44                     9334.37
  1992/08/31       9774.98                     9919.83
  1992/09/30       9626.87                     9723.94
  1992/10/31       8955.46                     9213.87
  1992/11/30       8836.98                     9300.58
  1992/12/31       9283.69                     9348.68
  1993/01/31       9752.86                     9347.54
  1993/02/28       9962.49                     9629.89
  1993/03/31      10571.42                    10469.29
  1993/04/30      11389.98                    11462.85
  1993/05/31      11689.46                    11704.95
  1993/06/30      11370.02                    11522.33
  1993/07/31      11929.04                    11925.66
  1993/08/31      12717.65                    12569.45
  1993/09/30      12587.88                    12286.52
  1993/10/31      12907.32                    12665.16
  1993/11/30      12408.19                    11558.09
  1993/12/31      13167.62                    12392.67
  1994/01/31      14037.46                    13440.41
  1994/02/28      13847.49                    13403.18
  1994/03/31      13497.56                    12825.89
  1994/04/30      14077.45                    13370.08
  1994/05/31      13817.50                    13293.32
  1994/06/30      13707.52                    13481.18
  1994/07/31      14057.46                    13610.83
  1994/08/31      14187.43                    13933.07
  1994/09/30      13747.51                    13494.24
  1994/10/31      14057.46                    13943.59
  1994/11/30      13507.56                    13273.46
  1994/12/31      13428.10                    13356.58
  1995/01/31      12874.05                    12843.48
  1995/02/28      12904.27                    12806.62
  1995/03/31      13307.21                    13605.38
  1995/04/30      13700.08                    14117.06
  1995/05/31      13851.19                    13948.78
  1995/06/30      13951.92                    13704.16
  1995/07/31      14556.34                    14557.33
  1995/08/31      14133.25                    14002.02
  1995/09/30      14304.50                    14275.48
  1995/10/31      14022.44                    13891.75
  1995/11/30      14153.40                    14278.28
  1995/12/31      14588.34                    14853.55
  1996/01/31      14852.11                    14914.53
  1996/02/29      14882.54                    14964.95
  1996/03/31      15095.59                    15282.75
  1996/04/30      15491.24                    15727.07
  1996/05/31      15491.24                    15437.66
  1996/06/30      15602.83                    15524.55
  1996/07/31      15146.31                    15070.80
  1996/08/31      15247.76                    15103.83
  1996/09/30      15683.99                    15505.07
  1996/10/31      15521.67                    15346.41
  1996/11/30      16323.12                    15957.02
  1996/12/31      16398.87                    15751.75
  1997/01/31      16398.87                    15203.59
  1997/02/28      16772.54                    15455.97
  1997/03/31      16911.33                    15514.70
  1997/04/30      17039.45                    15600.03
  1997/05/31      18107.08                    16618.24
  1997/06/30      19057.28                    17537.23
  1997/07/31      19708.54                    17823.44
  1997/08/31      18224.52                    16494.71
  1997/09/30      19559.07                    17421.22
  1997/10/31      18171.14                    16086.58
  1997/11/30      18107.08                    15925.71
  1997/12/31      18248.38                    16067.61
  1998/01/31      18819.35                    16805.43
  1998/02/28      19869.95                    17886.86
  1998/03/31      20760.67                    18441.00
  1998/04/30      21320.23                    18590.00
IMATRL PRASUN   SHR__CHT 19980430 19980507 151526 R00000000000100
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 23, 1990, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $21,320 - a 113.20% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,590 - a 85.90% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies. CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1998               PAST 6  PAST 1   PAST 5   LIFE OF
                                           MONTHS  YEAR     YEARS    FUND

FIDELITY ADV OVERSEAS - CL B               16.97%  24.34%   83.95%   117.12%

FIDELITY ADV OVERSEAS - CL B               11.97%  19.34%   81.95%   117.12%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                  15.56%  19.17%   62.18%   85.90%

INTERNATIONAL FUNDS AVERAGE                16.25%  20.89%   80.98%   N/A


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 503 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL B               24.34%  12.96%  10.14%

FIDELITY ADV OVERSEAS - CL B               19.34%  12.72%  10.14%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                  19.17%  10.15%  8.03%

INTERNATIONAL FUNDS AVERAGE                20.89%  12.41%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL B           MS EAFE Index (Net)
             00654                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15084.29                    14557.33
  1995/08/31      14645.85                    14002.02
  1995/09/30      14823.32                    14275.48
  1995/10/31      14531.03                    13891.75
  1995/11/30      14666.73                    14278.28
  1995/12/31      15108.74                    14853.55
  1996/01/31      15373.43                    14914.53
  1996/02/29      15384.02                    14964.95
  1996/03/31      15585.19                    15282.75
  1996/04/30      15987.52                    15727.07
  1996/05/31      15966.35                    15437.66
  1996/06/30      16072.23                    15524.55
  1996/07/31      15595.78                    15070.80
  1996/08/31      15691.07                    15103.83
  1996/09/30      16125.16                    15505.07
  1996/10/31      15945.17                    15346.41
  1996/11/30      16771.02                    15957.02
  1996/12/31      16838.38                    15751.75
  1997/01/31      16838.38                    15203.59
  1997/02/28      17205.39                    15455.97
  1997/03/31      17338.86                    15514.70
  1997/04/30      17461.20                    15600.03
  1997/05/31      18540.01                    16618.24
  1997/06/30      19507.60                    17537.23
  1997/07/31      20163.79                    17823.44
  1997/08/31      18628.98                    16494.71
  1997/09/30      19985.84                    17421.22
  1997/10/31      18562.25                    16086.58
  1997/11/30      18484.40                    15925.71
  1997/12/31      18620.53                    16067.61
  1998/01/31      19191.27                    16805.43
  1998/02/28      20249.52                    17886.86
  1998/03/31      21141.31                    18441.00
  1998/04/30      21712.06                    18590.00
IMATRL PRASUN   SHR__CHT 19980430 19980507 151501 R00000000000100
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by April 30, 1998, the value of the investment would have been $21,712 - a 117.12% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,590 - a 85.90% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies. CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1998               PAST 6  PAST 1   PAST 5   LIFE OF
                                           MONTHS  YEAR     YEARS    FUND

FIDELITY ADV OVERSEAS - CL C               16.98%  24.36%   83.97%   117.14%

FIDELITY ADV OVERSEAS - CL C               15.98%  23.36%   83.97%   117.14%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                  15.56%  19.17%   62.18%   85.90%

INTERNATIONAL FUNDS AVERAGE                16.25%  20.89%   80.98%   N/A


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 503 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL C               24.36%  12.97%  10.14%

FIDELITY ADV OVERSEAS - CL C               23.36%  12.97%  10.14%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                  19.17%  10.15%  8.03%

INTERNATIONAL FUNDS AVERAGE                20.89%  12.41%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL C           MS EAFE Index (Net)
             00485                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.01                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.01                     8588.84
  1990/10/31       9550.01                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.29                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.12                    10199.10
  1991/04/30       9558.03                    10299.26
  1991/05/31       9568.12                    10406.73
  1991/06/30       8852.27                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.57                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.06                    10644.32
  1992/01/31      10139.75                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.72                     9425.64
  1992/05/31      11009.46                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.01                     9334.37
  1992/08/31      10129.52                     9919.83
  1992/09/30       9976.04                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.85                    10469.29
  1993/04/30      11803.10                    11462.85
  1993/05/31      12113.44                    11704.95
  1993/06/30      11782.41                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.92                    12569.45
  1993/09/30      13044.44                    12286.52
  1993/10/31      13375.47                    12665.16
  1993/11/30      12858.24                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.74                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.04                    13370.08
  1994/05/31      14318.66                    13293.32
  1994/06/30      14204.69                    13481.18
  1994/07/31      14567.32                    13610.83
  1994/08/31      14702.01                    13933.07
  1994/09/30      14246.14                    13494.24
  1994/10/31      14567.32                    13943.59
  1994/11/30      13997.48                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.99                    12843.48
  1995/02/28      13372.31                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.99                    14117.06
  1995/05/31      14353.57                    13948.78
  1995/06/30      14457.96                    13704.16
  1995/07/31      15084.30                    14557.33
  1995/08/31      14645.86                    14002.02
  1995/09/30      14823.33                    14275.48
  1995/10/31      14531.04                    13891.75
  1995/11/30      14666.74                    14278.28
  1995/12/31      15108.75                    14853.55
  1996/01/31      15373.44                    14914.53
  1996/02/29      15384.03                    14964.95
  1996/03/31      15585.19                    15282.75
  1996/04/30      15987.53                    15727.07
  1996/05/31      15966.36                    15437.66
  1996/06/30      16072.23                    15524.55
  1996/07/31      15595.78                    15070.80
  1996/08/31      15691.08                    15103.83
  1996/09/30      16125.17                    15505.07
  1996/10/31      15945.18                    15346.41
  1996/11/30      16771.03                    15957.02
  1996/12/31      16838.38                    15751.75
  1997/01/31      16838.38                    15203.59
  1997/02/28      17205.41                    15455.97
  1997/03/31      17338.86                    15514.70
  1997/04/30      17461.20                    15600.03
  1997/05/31      18540.02                    16618.24
  1997/06/30      19507.61                    17537.23
  1997/07/31      20163.80                    17823.44
  1997/08/31      18628.99                    16494.71
  1997/09/30      19985.85                    17421.22
  1997/10/31      18562.26                    16086.58
  1997/11/30      18479.43                    15925.71
  1997/12/31      18612.05                    16067.61
  1998/01/31      19195.13                    16805.43
  1998/02/28      20256.35                    17886.86
  1998/03/31      21154.30                    18441.00
  1998/04/30      21714.06                    18590.00
IMATRL PRASUN   SHR__CHT 19980430 19980507 151525 R00000000000100
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class C on April 23, 1990, when the fund started. As the chart shows, by April 30, 1998, the value of the investment would have been $21,714 - a 117.14% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $18,590 - a 85.90% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
During the six-months that ended
April 30, 1998, some of the world's
financial markets enjoyed robust
growth, while others continued to
unravel. For the period, the
Morgan Stanley Capital
International EAFE Index - which
measures stock performance in
Europe, Australia and the Far East
- returned 15.56%. Most
economies in Europe continued to
thrive amidst an environment of
relatively benign inflation and
reduced interest rates, as many
countries prepared for the advent
of the European Monetary Union
in January 1999. Many
corporations followed the path to
efficiency through restructuring
and merger and acquisition
activity. Strong individual
performers included Portugal,
Spain and Italy. Latin American
markets struggled, however, as
economic turmoil in Southeast
Asia prompted a massive
sell-off of most emerging-market
stocks at the beginning of the
period. The Brazilian market
rebounded, performing fairly well
during the period after interest
rates fell, but Mexico and
Venezuela were victims of
plummeting oil prices at the end of
1997. Southeast Asian markets -
the origin of most of the volatility in
emerging markets - performed
poorly. The depreciation of many
currencies in the region prompted
central banks to dramatically raise
interest rates, slowing economies
by making borrowing more
expensive. Japan suffered from
sharply falling stock prices and
depreciating currencies, while the
failure of several Japanese
financial firms raised concerns
about widespread corporate
bankruptcies. Hong Kong fared
significantly better than other
Asian markets because of its
more mature and less volatile
nature.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. It performed well. For the six months that ended April 30, 1998, the fund's Class A, Class T, Class B and Class C shares returned 17.45%, 17.33%, 16.97% and 16.98%, respectively. These returns topped the 15.56% return of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, and the 16.25% return for the international funds average tracked by Lipper Analytical Services. For the 12 months that ended April 30, 1998, the fund's Class A, Class T, Class B and Class C shares returned 25.16%, 25.12%, 24.34% and 24.36%, respectively, compared to 19.17% and 20.89% for the EAFE index and Lipper peer group, respectively.
Q. WHAT FACTORS HELPED THE FUND BEAT THE INDEX AND THE LIPPER AVERAGE OVER THE PAST SIX MONTHS?
A. Almost all of the fund's outperformance in the period was due to stock selection. European financial positions made particularly strong contributions to performance, as low interest rates, benign inflation, improving economies and surging securities markets provided a favorable environment for banks and insurers. In addition, merger and acquisition activity within this sector continued to boost valuations. Particular standouts included companies that were among the fund's 25 largest holdings, including Swiss banking companies Credit Suisse and Julius Baer, as well as French bank Societe Generale Paris and Germany's BHF Bank. Insurers also aided performance and included Dutch company ING Groep and Sweden's Skandia Foersaekrings, as well as Axa and Union Assurances Federales in France. Telecommunications stocks also were among the fund's most stellar performers. In addition to recent merger and consolidation activity, the cellular market in both the United Kingdom and Italy was particularly strong, and fund holdings of Britain's Vodafone Group and Italy's Telecom Italia and Telecom Italia Mobile were among the fund's best performers.
Q. LET'S TAKE A LOOK AT THE FUND'S TOP FIVE HOLDINGS. FOUR OF THEM WERE TOP FIVE HOLDINGS SIX MONTHS AGO. IS THAT STABILITY TYPICAL OF YOUR STRATEGY?
A. Yes, it is. I don't have a particular holding period in mind when I choose investments for the fund. I start by looking for undervalued stocks of companies with favorable fundamentals. If a company's business prospects continue as hoped and its stock's valuation doesn't rise above a reasonable range, I tend to hold onto it for some time. This is the kind of careful analytical process I use when selecting stocks. I'll stay with a stock if it's the right stock to own.
Q. WHICH STOCKS PROVIDED THE BEST PERFORMANCE FOR THE FUND DURING THE PAST SIX MONTHS?
A. Alcatel Alsthom was one of the top contributors to performance. This is a French electronics equipment company with a superb management team. The team has been concentrating on the divestiture of peripheral businesses and non-core assets, instead aiming its focus on its core, high-return businesses. An enormous increase in free cash flow has resulted from this program, enabling the company to reduce debt and thus improve its balance sheet. One of its main businesses is in the manufacture of telecommunications equipment, a very fast growing sector of late. British cellular company Vodafone was another major holding in the telecommunications sector that boosted performance. Vodafone has been growing its business at a pace that has exceeded expectations in both magnitude and sustainability. Also among the fund's top performers for the period was the British-based business-services company Rentokil, which provides a wide range of services to businesses worldwide, such as cleaning, maintenance and landscaping. I bought it because it was cheap and its businesses were growing at a very rapid rate.
Q. WHICH INVESTMENTS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. Japanese financial holdings hurt performance the most. With the Japanese economy remaining stagnant and continued concerns about asset quality, banks were especially hard hit. Securities brokers were hurt by the equity market's poor performance because their fortunes are highly correlated with the level of market activity. Similarly, real estate company holdings also suffered from the general decline in the domestic economy, despite some signs that real estate prices might be bottoming. Among the fund's financial holdings most hurt by these events were Long Term Credit Bank, Daiwa Securities and Sumitomo Realty & Development Company.
Q. RICK, LET'S TAKE A LOOK AT THE FUND'S COUNTRY WEIGHTINGS.
A. The fund's country and regional weightings are a result of my stock-picking process. I don't try to pick markets that I feel will outperform. Instead, I try to find good companies with good growth prospects that are selling at reasonable valuations, wherever that takes us. However, looking more closely at the question, the Japanese component of the fund continued to decline over the past six months; and at the end of the period the fund remained significantly underweighted in that market relative to the Japanese component in the EAFE index. The decline in the Japanese weighting was due mostly to the effect of changes in the relative valuations elsewhere in the portfolio. Most European positions experienced strong price appreciation, while valuations in the Japanese component declined over the period. Relative to the index, the fund was overweighted in Europe, especially in France, the Netherlands, Ireland, Sweden, Finland and Norway, while it was underweighted in the U.K., Germany, Switzerland, Spain and Italy. Emerging market exposure was modestly increased from 3.7% to 4.1% over the period, with most of the additions centered in Brazil. The fund continued to be underweighted in the Southeast Asian markets, which accounted for only 0.2% of total fund assets.
Q. WHAT HAS BEEN YOUR STRATEGY IN TERMS OF EMERGING MARKETS?
A. With the exception of Latin America and South Africa, I have generally avoided the emerging markets as I could find few situations where the returns seemed to justify the economic, political and currency risks that have plagued some of these markets. However, significant additions were made to holdings of Brazilian telephone company Telebras that appeared to be cheaply priced. This company was the fund's 11th largest position at the end of April.
Q. LOOKING OUT OVER THE NEAR FUTURE, WHAT'S YOUR OUTLOOK?
A. I think the European economies will continue to improve. However, stock selection will be especially critical. Company earnings must come through as expected in order to justify the lofty stock valuations that the markets have placed on them. If earnings disappoint, we run the risk of a stock correction. In Japan, I am continuing to look for signs of an improvement in the economy and have pinpointed a number of companies that could be early beneficiaries of a turnaround as candidates for purchase. I also will be keeping close watch on the emerging markets, where we are beginning to see some significant improvement in valuations. However, unlike my approach to investing in the developed markets, country and regional factors play as much of a role in my decision making as stock selection. In general, emerging markets are more volatile than developed markets. Accordingly, when I make an investment in a stock in an emerging market, I expect a higher level of return to compensate shareholders for the higher level of risk there. Up to this point, I have not found many stocks outside of Latin America and South Africa that meet these criteria.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE ON COUNTRY
VERSUS INDUSTRY SELECTION IN
THE INVESTMENT PROCESS:
"When discussing the investment
performance and portfolio
positioning of the fund, we often
refer to the fund's country and
regional weightings relative to an
index or peer group. However,
studies have shown that a stock's
performance is becoming
increasingly correlated with that of
its industry and decreasingly
correlated with the performance of
its national market. If you look at a
stock such as Japan's Honda Motor
Company, you see a company that
is more correlated with the world
auto market than with the
Japanese equity market. We
believe an industry focus is most
important when one is looking at a
fund's positioning. We manage our
international funds using a matrix
that includes both country and
industry analysis. Fidelity has both
country and industry expertise, but
we don't think we add much value
through country selection. We
believe that we add the most value
through stock selection that
depends more on industry work. As
an example, the fund is
underweighted in Germany. This is
not indicative of my view of the
German market, but a result of the
fact that I have found more
attractive stocks in other markets
in Europe. With the European
Monetary Union coming on line,
we think that our analytical focus
on industries makes more sense,
because the environment is
rapidly changing. I firmly believe
that global investors are slowly
moving toward our style of industry
analysis as opposed to country
selection."
FUND FACTS
GOAL: seeks growth of capital
primarily through investments
in foreign securities
START DATE: April 23, 1990
SIZE: as of April 30, 1998,
more than $1.3 billion
MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF APRIL 30, 1998

                                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                                  INVESTMENTS   IN THESE STOCKS
                                                                6 MONTHS AGO

ALCATEL ALSTHOM COMPAGNIE GENERALE                2.3           2.1
 D'ELECTRICITE SA (FRANCE, ELECTRICAL EQUIPMENT)

PHILIPS ELECTRONICS NV (BEARER)                   2.0           1.9
 (NETHERLANDS, ELECTRICAL EQUIPMENT)

TOTAL SA CLASS B (FRANCE, OIL & GAS)              2.0           2.3

NOVARTIS AG (REG.) (SWITZERLAND, DRUGS            1.8           2.1
 & PHARMACEUTICALS)

CREDIT SUISSE GROUP (REG.) (SWITZERLAND, BANKS)   1.4           1.3


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                  % OF FUND'S   % OF FUND'S INVESTMENTS
                  INVESTMENTS   IN THESE MARKET SECTORS
                                6 MONTHS AGO

FINANCE           20.6          16.9

HEALTH            9.0           10.2

BASIC INDUSTRIES  8.5           10.1

UTILITIES         8.3           7.5

ENERGY            7.3           7.7

TOP FIVE COUNTRIES AS OF APRIL 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

JAPAN                         16.3          21.0

UNITED KINGDOM                14.9          15.8

FRANCE                        13.5          12.3

NETHERLANDS                   8.8           8.6

SWITZERLAND                   5.9           5.0

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 92.5
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 6.4
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 94.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.0%
SHORT-TERM
INVESTMENTS 5.9%
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 93.5%
FOREIGN GOVERNMENT
OBLIGATIONS 0.1%
SHORT-TERM
INVESTMENTS 6.4%
ROW: 1, COL: 1, VALUE: 94.09999999999999
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 5.9
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 89.9%
 SHARES VALUE (NOTE 1)
  (000S)
ARGENTINA - 0.3%
Bansud SA Class B (a)  55,900 $ 526
Telecom Argentina Class B sponsored ADR  63,400  2,282
YPF Sociedad Anonima sponsored ADR representing
Class D shares  58,600  2,044
  4,852
AUSTRALIA - 2.5%
Australia & New Zealand Banking Group Ltd.   773,200  5,379
Brambles Industries Ltd.   126,150  2,592
Broken Hill Proprietary Co. Ltd. (The)  251,400  2,451
CSR Ltd.   308,900  984
Coles Myer Ltd.   428,900  2,068
Colonial Ltd.   474,209  1,664
Commonwealth Bank of Australia (c)  124,900  1,495
Leighton Holdings Ltd.   251,600  957
National Australia Bank Ltd. (a)  182,600  2,587
National Mutual Holdings Ltd.   606,909  1,432
News Corp. Ltd.   291,474  1,947
QNI Ltd.   649,853  380
Rio Tinto Ltd.   80,700  1,115
Western Mining Holdings Ltd.   1,278,354  4,537
Westpac Banking Corp.   92,900  622
Woodside Petroleum Ltd.   231,200  1,507
Woolworths Ltd.   768,400  2,637
  34,354
AUSTRIA - 0.2%
OMV AG  12,600  1,869
Voest-Alpine Stahl AG  24,000  984
  2,853
BRAZIL - 1.7%
Compania Energertica Minas Gerais  93,794,000  4,552
Petrobras PN (Pfd. Reg.)  18,832,000  4,776
Telebras sponsored ADR  122,300  14,898
  24,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CANADA - 2.9%
Abitibi-Consolidated, Inc.   52,900 $ 785
Alcan Aluminium Ltd.   171,800  5,571
Alliance Forest Products, Inc. (a)  48,300  1,018
Alliance Forest Products, Inc. (a)(c)  54,300  1,144
BCE, Inc.   157,400  6,699
Canadian Pacific Ltd.   17,300  508
Canadian National Railway Co.   9,500  618
Canadian Natural Resources Ltd. (a)  111,600  2,398
Cominco Ltd.   187,200  3,068
Domtar, Inc.   313,100  2,625
Greenstone Resources Ltd. (a)  89,500  544
Inco Ltd.   98,700  1,728
National Bank of Canada  232,100  4,785
Noranda, Inc.   230,800  4,758
Renaissance Energy Ltd. (a)  15,700  302
Rio Alto Exploration Ltd. (a)  207,800  2,396
St. Laurent Paperboard, Inc. (a)(c)  98,000  1,332
  40,279
DENMARK - 0.9%
Den Danske Bank Group AS  34,900  4,229
International Service Systems AS, Series B  50,700  2,739
Jyske Bank AS (Reg.)  4,300  499
Novo-Nordisk AS Class B  15,700  2,544
Unidanmark AS Class A  26,800  2,250
  12,261
FINLAND - 2.4%
Cultor OY, Series 1  36,400  2,150
Enso OY Class R  488,100  5,192
Huhtamaki Ord.   50,100  2,895
Metsa-Serla Ltd. Class B  661,400  6,854
Nokia Corp. AB, Series A  64,400  4,323
Outokumpu OY Class A  96,300  1,351
Pohjola Class B  48,830  2,705
UPM-Kymmene Corp.   201,000  6,028
Valmet OY  116,100  1,919
  33,417
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FRANCE - 13.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA 173,500 $ 31,452 Accor SA 21,768 5,927
Axa SA  64,090  7,517
Atos SA (a)  14,200  2,371
Cap Gemini Sogeti SA  60,000  7,785
Coflexip sponsored ADR  48,000  3,420
Compagnie de Saint Gobain  9,900  1,648
Credit Commercial de France Ord.   57,500  4,585
Elf Sanofi SA  34,000  4,118
Eramet SA  48,075  2,412
Generale des Eaux, Cie  8,600  1,576
GAN (Groupe des Assurances Nationales) (a)  201,300  5,728
Groupe Danone  19,600  4,624
LVMH (Moet-Hennessy Louis Vuitton) sponsored ADR 9,800 2,016 Lafarge SA 31,250 2,949
Lafarge SA RFD (a)  2,604  239
Lagardere S.C.A. (Reg.)  90,500  3,458
Michelin SA (Compagnie Generale des Etablissements)
Class B  87,651  5,517
Nationale Elf Aquitaine  92,300  12,098
Pechiney SA Class A  155,743  6,960
Peugeot SA Ord.   8,800  1,526
Renault SA Ord. (a)  56,400  2,614
Rhone Poulenc SA Class A  208,505  10,187
Royal Canin SA (c)  27,600  1,663
Scor SA  44,500  2,741
Societe Generale Class A  57,200  11,897
Total SA Class B  229,590  27,271
Unibail (a)  8,700  1,243
Usinor Sacilor  286,200  4,279
Union Assurances federale SA  31,200  4,877
Valeo SA  23,800  2,364
  187,062
GERMANY - 4.5%
Allianz AG  27,400  8,870
BHF Bank AG  211,700  8,782
BASF AG  144,900  6,568
Bayer AG  104,800  4,675
Continental Gummi-Werke AG  59,200  1,689
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
GERMANY - CONTINUED
Daimler-Benz AG Ord.   52,500 $ 5,199
Deutsche Bank AG  22,400  1,776
Deutsche Lufthansa AG  173,100  4,096
Hoechst AG Ord.   114,700  4,636
Mannesmann AG Ord.   13,352  11,048
Philipp Holzmann AG (a)  4,200  1,258
Veba AG Ord.   58,900  3,919
  62,516
HONG KONG - 0.7%
China Telecom (Hong Kong) Ltd.   1,314,000  2,538
CLP Holdings Ltd.   230,000  1,104
Dairy Farm International Holdings Ltd.  622,000  796
Hutchison Whampoa Ltd. Ord.   152,000  940
Johnson Electric Holdings Ltd.   436,000  1,477
Li & Fung Ltd.   92,000  154
National Mutual Asia Ltd.   642,000  514
Peregrine Investments Holdings Ltd.   725,000  -
Sun Hung Kai Properties Ltd.   68,000  404
Vtech Holdings Ltd.   345,000  1,211
  9,138
IRELAND, REP OF (SOUTHERN) - 1.4%
Bank of Ireland, Inc.   374,810  7,646
CRH PLC  94,442  1,338
Elan Corp. PLC ADR (a)  30,300  1,883
Independent Newspapers PLC  560,666  3,372
Smurfit (Jefferson) Group PLC (UK)  469,500  1,742
Smurfit (Jefferson) Group PLC  945,300  3,448
  19,429
ITALY - 1.4%
Assicurazioni Generali Spa  206,100  6,169
Credito Italiano Ord.   669,400  3,502
Eni Spa  452,800  3,032
Telecom Italia:
Mobile Spa  1,063,000  6,086
 Spa   133,330  1,004
  19,793
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - 16.3%
Acom Co. Ltd.   66,500 $ 3,500
Aiful Corp. (c)  39,800  2,625
Aiwa Co. Ltd.   26,100  776
Asahi Breweries Ltd.   196,000  2,557
Bank of Tokyo-Mitsubishi Ltd.   65,000  802
Banyu Pharmaceutical Co. Ltd.   152,000  1,957
Bridgestone Corp.   127,000  2,888
Canon, Inc.   228,000  5,373
Circle K Japan Co. Ltd.   8,800  361
Citizen Watch Co. Ltd. Ord.   299,000  2,003
Daiwa House Industry Co. Ltd.   70,000  564
Daiwa Securities Co. Ltd.   486,000  1,829
Dainippon Ink & Chemicals, Inc.   244,000  781
Denny's Japan Co. Ltd.   50,000  1,280
Fuji Bank Ltd.   315,000  1,767
Fuji Photo Film Co. Ltd.   253,000  8,971
Fujitsu Ltd.   149,000  1,733
Fujitec Co. Ltd.  189,000  1,167
Hitachi Ltd.   597,000  4,265
Hitachi Maxell Ltd.   313,000  5,938
Honda Motor Co. Ltd.   303,000  10,950
Ito-Yokado Co. Ltd.   75,000  3,868
Jafco Co. Ltd.   28,000  930
Kao Corp.   186,000  2,724
Long Term Credit Bank of Japan Ltd. (The)  1,241,000  2,027
Mabuchi Motor Co.   12,500  721
Matsushita Electric Industrial Co. Ltd.   479,000  7,645
Matsushita Communication Industrial Co. Ltd.   57,000  1,678
Matsushita Electric Works Co. Ltd.   445,000  3,987
Meitec Corp.   34,000  1,113
Minebea Co. Ltd.   628,000  6,997
Minolta Camera Co. Ltd.   537,000  3,477
Mitsubishi Electric Co. Ord.   936,000  2,396
Mitsubishi Estate Co. Ltd.   415,000  3,999
Mitsubishi Heavy Industries Ltd.   234,000  863
Mitsubishi Trust & Banking Corp.   127,000  1,205
Mitsui Fudosan Co. Ltd.   185,000  1,683
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Nintendo Co. Ltd. Ord.   66,000 $ 6,032
Nippon Telegraph & Telephone Corp. Ord.   255  2,227
Nichicon Corp.   68,000  737
Nichiei Co. Ltd.   21,230  1,646
Nomura Securities Co. Ltd.   507,000  6,170
Omron Corp.   334,000  5,218
Orix Corp.   88,900  6,124
Rohm Co. Ltd.   61,000  6,861
Sakura Bank Ltd.   1,239,000  4,244
Sankyo Co. Ltd.   785,000  19,385
Sekisui House Ltd.   138,000  1,074
Sharp Corp.   140,000  1,096
Shin-Etsu Chemical Co. Ltd.   115,000  2,234
Shohkoh Fund & Co. Ltd.   4,400  1,395
Sony Corp.   101,600  8,631
Sony Music Entertainment Japan, Inc.   78,300  3,054
Sumitomo Realty & Development Co. Ltd.   595,000  2,845
Sumitomo Special Metals Co.   32,000  715
TDK Corp.   69,000  5,434
THK Co. Ltd.   336,200  3,215
Takeda Chemical Industries Ltd.   467,000  13,290
Takefuji Corp.   48,400  2,533
Takefuji Corp. (c)  35,000  1,831
Terumo Corp.   52,000  759
Tokio Marine & Fire Insurance Co. Ltd. (The)  193,000  2,092
Toyota Motor Corp.   60,000  1,558
Tokyo Electron Ltd.   51,000  1,997
Tokyo Seimitsu Co. Ltd.   35,000  1,025
Uni Charm Corp. Ord.   51,000  1,920
Yamanouchi Pharmaceutical Co. Ltd.   121,000  2,851
  225,593
LUXEMBOURG - 0.1%
Stolt Comex Seaway SA (a)  59,600  1,937
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEXICO - 1.1%
Groupo Financiero Banamex-Accival Class B (a)  627,000 $ 1,957
Grupo Carso SA de CV Class A-1  94,000  591
Grupo Financiero Bancomer Class B  9,243,000  6,378
Grupo Elektra SA  341,200  487
Grupo Financiero Inbursa SA Class B  300,000  915
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  81,500  4,615
  14,943
MALAYSIA - 0.1%
Malayan Banking BHD  17,000  50
Oriental Holdings BHD  624,800  1,306
  1,356
NETHERLANDS - 8.8%
AKZO Nobel NV  79,000  16,064
Ahold NV  123,944  3,862
Beter Bed Holding NV  53,900  1,807
Benckiser NV Class B  55,800  3,254
Hagemeyer NV  78,700  3,756
ING Groep NV  223,903  14,474
Koninklijke Hoogovens NV  87,700  3,947
Nutreco Holding NV  120,800  4,308
Philips Electronics NV (Bearer)  307,400  27,666
Royal Dutch Petroleum Co. Ord.   257,900  14,587
Royal Ptt Nederland NV  46,800  2,417
Unilever NV Ord.   226,000  16,073
VNU Ord.   77,300  2,500
Vendex International NV  27,600  1,769
Vendex International NV (c)  54,500  3,493
Vedior NV  44,900  1,364
  121,341
NETHERLANDS ANTILLES - 0.1%
Schlumberger Ltd.   20,800  1,724
NEW ZEALAND - 0.1%
Air New Zealand Ltd. Class B  346,000  489
Sky Network Television Ltd. (a)  232,100  347
  836
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NORWAY - 0.4%
Den Norske Bank AS Class A Free shares  98,600 $ 518
NCL Holdings AS (a)  827,333  3,978
Schibsted AS, Series B  58,500  1,112
  5,608
PERU - 0.1%
Compania de Minas Buenaventura SA Class B sponsored ADR  49,400  766
PORTUGAL - 0.8%
BPI-SGPS SA (Reg.)  131,500  6,108
Banco Pinto & Sotto Mayor SA (Reg.)  63,300  1,592
Electricidade de Portugal SA  72,500  1,890
Portugal Telecom SA  10,500  564
Telecel Comunicacoes Pessoais SA (a)  4,000  717
  10,871
RUSSIA - 0.1%
Vimpel Communications sponsored ADR (a)  30,500  1,647
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,700,000  622
Singapore International Airlines Ltd.   61,000  397
  1,019
SOUTH AFRICA - 0.3%
Amalgamated Banks of South Africa Ltd.   60,300  522
Gencor Ltd. (Reg.)  102,420  244
Sasol, Ltd.   336,700  3,398
  4,164
SPAIN - 2.0%
Banco Bilbao Vizcaya SA Ord. (Reg.)  141,700  7,284
Corporacion Mapfre Compania Internacional
de Reaseguros SA (Reg.)  27,600  1,082
Iberdrola SA  96,400  1,549
Mapfre Vida SA  24,500  1,221
Repsol SA Ord.   37,400  2,048
Telefonica de Espana SA Ord.   338,800  14,129
  27,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SWEDEN - 5.5%
ABB AB:
Series A  184,000 $ 2,977
 Series B  94,000  1,454
Astra AB Class A Free shares  693,900  14,226
Electrolux AB  54,500  5,060
Ericsson (L.M.) Telephone Co. Class B 60,200 3,096 ForeningsSparbanken AB, Series A 90,100 2,811
Granges AB (Reg.)  11,050  201
IBS (International Business Systems) AB Class B Free shares (a)
159,300  2,455
Investor AB Class B Free shares  50,000  2,817
Mandamus AB rights 6/15/98  90,100  141
Nordbanken Holding AB  402,900  2,961
SKF AB Ord.   72,000  1,448
Skandia Foersaekrings AB  61,900  4,302
Svenska Handelsbanken  147,900  6,694
Swedish Match Co.   2,675,200  9,244
Volvo AB Class B  529,800  15,760
  75,647
SWITZERLAND - 5.9%
Adecco SA (Bearer)  5,700  2,487
Compagnie Financiere Richemont AG Class A Unit (Bearer) 392 561 Credit Suisse Group (Reg.) 88,600 19,475
Holderbank Financiere Glarus AG (Bearer)  200  209
Julius Baer Holding AG  3,229  8,904
Nestle SA (Reg.)  6,193  12,004
Novartis AG (Reg.)  15,439  25,504
Roche Holding AG  300  3,038
Swiss Bank Corp. (Reg.)  12,500  4,338
Union Bank of Switzerland Ord. (Bearer)  3,200  5,150
  81,670
UNITED KINGDOM - 14.9%
BAT Industries PLC Ord.   560,500  5,287
BBA Group PLC  169,745  1,394
Bank of Scotland  226,000  2,775
Barclays PLC Ord.   241,000  6,946
Barratt Developments PLC  529,800  2,837
Billiton PLC  512,100  1,463
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Boots Co. PLC Class L (The)  102,000 $ 1,579
British Aerospace PLC  253,581  8,465
British Petroleum PLC Ord.   744,768  11,753
British Telecommunications PLC Ord.   280,000  3,036
Cable & Wireless PLC Ord.   218,500  2,501
Caradon PLC  2,169,060  7,013
Commercial Union PLC  107,400  2,008
Cookson Group PLC  2,529,700  11,348
Courtaulds Textiles PLC  331,400  1,777
Devro PLC  73,300  665
Dorling Kindersley Holdings PLC, Class L  106,700  458
Dr Solomons Group PLC sponsored ADR (a)  124,400  3,701
English China Clay PLC  120,400  496
Gallaher Group PLC  674,300  3,515
Glaxo Wellcome PLC  328,000  9,262
HSBC Holdings PLC  206,800  6,081
HSBC Holdings PLC Ord.   124,987  3,941
Hazlewood Foods PLC Ord.   158,700  506
Inchcape PLC Ord.   585,200  2,188
Johnson Matthey PLC  103,900  1,052
Ladbroke Group PLC Ord.   740,000  4,065
Lloyds TSB Group PLC  1,053,744  15,766
National Grid Co. PLC  326,230  2,104
Pearson, PLC  123,200  1,929
Perpetual PLC  1,700  114
Pilkington PLC Ord.   825,500  1,731
Rentokil Initial PLC  1,452,300  9,348
Rio Tinto PLC (Reg.)  290,200  4,163
Royal & Sun Alliance Insurance Group PLC  142,024  1,585
Saatchi & Saatchi PLC  283,300  748
Scholl PLC  220,000  1,378
Shell Transport & Trading Co. PLC (Reg.)  1,526,900  11,353
Siebe, PLC  171,500  3,828
SmithKline Beecham PLC Ord.   1,240,402  14,777
Somerfield PLC  779,500  4,406
Tarmac PLC  643,800  1,245
Thames Water PLC Ord.   92,700  1,510
Tomkins PLC Ord.   112,600  662
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Unigate PLC  210,900 $ 2,558
Unilever PLC Ord.   682,800  7,267
Vodafone Group PLC  1,080,913  11,829
WPP Group PLC (a)  259,900  1,648
  206,061
UNITED STATES OF AMERICA - 0.7%
Aluminum Co. of America  58,800  4,557
Brio Technology, Inc.  500  5
D.R. Horton, Inc.   94,900  1,756
Heller Financial, Inc. Class A  4,400  119
Newmont Mining Corp.   29,200  940
Transocean Offshore, Inc.   32,400  1,810
  9,187
VENEZUELA - 0.1%
Compania Anonima Nacional Telefonos de Venezuela
sponsored ADR  25,900  868
TOTAL COMMON STOCKS
(Cost $927,508)   1,242,731
PREFERRED STOCKS - 2.3%
CONVERTIBLE PREFERRED STOCKS - 0.1%
UNITED STATES OF AMERICA - 0.1%
WBK Trust $3.135 STRYPES  52,900  1,805
NONCONVERTIBLE PREFERRED STOCKS - 2.2%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  940,300  666
GERMANY - 0.7%
Boss (Hugo) AG  400  735
SAP AG (Systeme Anwendungen Produkte)  15,100  7,735
Wella AG  1,800  1,664
  10,134
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
ITALY - 1.4%
Banca Intesa Spa  100 $ -
Telecom Italia:
Mobile Spa de Risp  2,251,900  8,107
 Spa   2,032,225  10,708
  18,815
TOTAL NONCONVERTIBLE PREFERRED STOCKS   29,615
TOTAL PREFERRED STOCKS
(Cost $15,413)   31,420
CLOSED-END INVESTMENT COMPANIES - 0.5%
EMERGING MARKETS - 0.2%
Morgan Stanley Asia-Pacific Fund, Inc.   109,900  817
Templeton Dragon Fund, Inc.   112,700  1,240
  2,057
GERMANY - 0.3%
Emerging Germany Fund, Inc.   44,900  643
New Germany Fund, Inc. (The)  208,100  3,720
  4,363
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $6,301)   6,420
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (000S)
ITALY - 0.1%
Italian Republic 5%, 6/28/01
(Cost $1,957)  Aa3 $ 1,190  2,062
GOVERNMENT OBLIGATIONS - 0.1%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UNITED STATES OF AMERICA - 0.1%
U.S. Treasury Bill yield at date of purchase
4.97% 7/23/98 (d) (Cost $692)   $ 700 $ 692
CASH EQUIVALENTS - 7.1%
 SHARES

Taxable Central Cash Fund (b)
(Cost $98,775)  98,774,861  98,775
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,050,646)  $ 1,382,100
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
141 Nikkei 225 Futures Contracts   June 1998 $ 11,033 $ (952)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.8%
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.51%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,583,000 or 1.0% of net assets.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $658,000.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment
in Securities
Aerospace & Defense   0.6%
Basic Industries    8.5
Cash Equivalents   7.1
Construction & Real Estate    3.3
Durables    6.5
Energy    7.3
Finance    20.6
Health    9.0
Holding Companies   1.5
Industrial Machinery & Equipment   7.1
Media & Leisure   2.7
Nondurables   5.7
Precious Metals   0.5
Retail & Wholesale   2.4
Services    1.9
Technology    6.4
Transportation   0.6
Utilities   8.3
    100.0%
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $1,050,982,000. Net unrealized appreciation aggregated $331,118,000, of which $386,679,000 related to appreciated investment securities and $55,561,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,050,646) -                $ 1,382,100
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                        18,045

RECEIVABLE FOR FUND SHARES SOLD                                        5,146

DIVIDENDS RECEIVABLE                                                   6,115

INTEREST RECEIVABLE                                                    408

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                    123

OTHER RECEIVABLES                                                      16

PREPAID EXPENSES                                                       7

 TOTAL ASSETS                                                          1,411,960

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 10,568

PAYABLE FOR FUND SHARES REDEEMED                             2,214

DISTRIBUTIONS PAYABLE                                        12

ACCRUED MANAGEMENT FEE                                       1,072

DISTRIBUTIONS FEES PAYABLE                                   577

OTHER PAYABLES AND ACCRUED EXPENSES                          520

 TOTAL LIABILITIES                                                     14,963

NET ASSETS                                                            $ 1,396,997

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 1,049,070

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME                        (2,488)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                  19,958
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              330,457
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                            $ 1,396,997


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $18.48
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,754 (DIVIDED BY) 473.63 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $18.48)                            $19.61

CLASS T:                                                                          $18.67
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,276,247 (DIVIDED BY) 68,367 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $18.67)                            $19.35

CLASS B:                                                                          $18.26
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($56,122 (DIVIDED BY) 3,073 SHARES) A

CLASS C:                                                                          $18.62
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($5,813 (DIVIDED BY) 312.22 SHARES) A

INSTITUTIONAL CLASS:                                                              $18.47
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($50,061 (DIVIDED BY) 2,710 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 11,299
DIVIDENDS

INTEREST                                                                      2,262

                                                                              13,561

LESS FOREIGN TAXES WITHHELD                                                   (1,248)

 TOTAL INCOME                                                                 12,313

EXPENSES

MANAGEMENT FEE                                                     $ 4,635
BASIC FEE

 PERFORMANCE ADJUSTMENT                                             990

TRANSFER AGENT FEES                                                 1,368

DISTRIBUTION FEES                                                   3,125

ACCOUNTING FEES AND EXPENSES                                        324

NON-INTERESTED TRUSTEES' COMPENSATION                               2

CUSTODIAN FEES AND EXPENSES                                         330

REGISTRATION FEES                                                   103

AUDIT                                                               30

LEGAL                                                               9

REPORT TO SHAREHOLDERS                                              134

FOREIGN TAX EXPENSE                                                 36

MISCELLANEOUS                                                       5

 TOTAL EXPENSES BEFORE REDUCTIONS                                   11,091

 EXPENSE REDUCTIONS                                                 (127)     10,964

NET INVESTMENT INCOME                                                         1,349

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              21,013

 FOREIGN CURRENCY TRANSACTIONS                                      (175)

 FUTURES CONTRACTS                                                  (577)     20,261

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              182,367

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                       (80)

 FUTURES CONTRACTS                                                  (129)     182,158

NET GAIN (LOSS)                                                               202,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 203,768
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         APRIL 30, 1998    OCTOBER 31,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,349           $ 9,334
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 20,261            84,440

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     182,158           83,254

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          203,768           177,028
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (8,837)           (10,798)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                       (2,489)           -

 FROM NET REALIZED GAIN                                   (66,916)          (42,335)

 TOTAL DISTRIBUTIONS                                      (78,242)          (53,133)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              77,446            39,574

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 202,972           163,469

NET ASSETS

 BEGINNING OF PERIOD                                      1,194,025         1,030,556

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF   $ 1,396,997       $ 1,194,025
NET INVESTMENT INCOME OF $(2,488) AND $10,180,
RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
     SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
     APRIL 30, 1998

     (UNAUDITED)        1997                     1996 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.89      $ 15.29   $ 14.98

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                 .05          .09       .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.71         2.39      .27

 TOTAL FROM INVESTMENT OPERATIONS                        2.76         2.48      .31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.16)        (.25)     -

 IN EXCESS OF NET INVESTMENT INCOME                      (.05)        -         -

 FROM NET REALIZED GAIN                                  (.96)        (.63)     -

 TOTAL DISTRIBUTIONS                                     (1.17)       (.88)     -

NET ASSET VALUE, END OF PERIOD                          $ 18.48      $ 16.89   $ 15.29

TOTAL RETURN B, C                                        17.45%       16.95%    2.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 8,754      $ 5,001   $ 637

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.56% A, F   1.90% F   1.16% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    1.55% A, G   1.89% G   1.16% A
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .57% A       .53%      1.74% A

PORTFOLIO TURNOVER                                       62% A        70%       82%

AVERAGE COMMISSION RATE H                               $ .0078      $ .0111   $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.




FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED              YEARS ENDED OCTOBER 31,
                              APRIL 30, 1998

                             (UNAUDITED)        1997         1996       1995        1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,             $ 17.02           $ 15.30      $ 13.92    $ 14.06    $ 12.93    $ 9.07
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME       .02 D              .13 D        .19 D, E   .07        .01        .03

 NET REALIZED AND            2.75               2.38         1.29       (.11)      1.14       3.93
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT       2.77               2.51         1.48       (.04)      1.15       3.96
 OPERATIONS

LESS DISTRIBUTIONS           (.12)              (.16)        (.09)      -          -          (.07)
FROM NET INVESTMENT
INCOME

 IN EXCESS OF NET            (.04)               -            -          -          -          -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN      (.96)              (.63)        (.01)      (.02)      (.02)      (.03) H

 IN EXCESS OF NET             -                  -            -          (.08)      -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS         (1.12)             (.79)        (.10)      (.10)      (.02)      (.10)

NET ASSET VALUE,             $ 18.67            $ 17.02      $ 15.30    $ 13.92    $ 14.06    $ 12.93
END OF PERIOD

TOTAL RETURN B, C            17.33%             17.07%       10.69%     (.25)%     8.91%      44.13%

RATIOS AND SUPPLEMENTAL
DATA

NET ASSETS, END OF           $ 1,276,247        $ 1,110,936  $ 995,004  $ 741,928  $ 653,774  $ 221,370
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO         1.80% A            1.66%        1.61%      1.90%      2.12%      2.38%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO         1.79% A, F         1.65% F      1.60% F    1.90%      2.12%      2.38%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT      .22% A             .80%         1.30%      1.01%      .05%       (.18)%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER           62% A              70%          82%        47%        34%        42%

AVERAGE COMMISSION           $ .0078            $ .0111      $ .0133
RATE  G

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
  CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
  SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
  AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
  ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A
  SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
  THIRD PARTIES WHO EITHER PAID OR
  REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES
  TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND
  IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
  SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
  PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
  IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
  MAY DIFFER.
H INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY
  RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.




FINANCIAL HIGHLIGHTS - CLASS B
                                                SIX MONTHS ENDED         YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998

                                                (UNAUDITED)             1997      1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.69                 $ 15.06   $ 13.92    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                    (.02) D                .02 D     .08 D, E   .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)         2.68                   2.36      1.26       .02

 TOTAL FROM INVESTMENT OPERATIONS                2.66                   2.38      1.34       .03

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.10)                 (.12)     (.19)      -

 IN EXCESS OF NET INVESTMENT INCOME              (.03)                 -         -          -

 FROM NET REALIZED GAIN                          (.96)                 (.63)     (.01)      -

 TOTAL DISTRIBUTIONS                             (1.09)                (.75)     (.20)      -

NET ASSET VALUE, END OF PERIOD                  $ 18.26                $ 16.69   $ 15.06    $ 13.92

TOTAL RETURN B, C                                16.97%                16.41%    9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 56,122               $ 39,841  $ 18,668   $ 2,999

RATIO OF EXPENSES TO AVERAGE NET ASSETS          2.31% A, G            2.30%     2.37%      1.97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    2.30% A, H            2.29% H   2.37%      1.97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO         (.23)% A              .15%      .53%       .94% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                               62% A                 70%       82%        47%

AVERAGE COMMISSION RATE I                       $ .0078                $ .0111   $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
                                                   SIX MONTHS ENDED
                                                   APRIL 30, 1998

                                                  (UNAUDITED) E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 17.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                2.47

 TOTAL FROM INVESTMENT OPERATIONS                       2.51

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.12)

 IN EXCESS OF NET INVESTMENT INCOME                     (.04)

 FROM NET REALIZED GAIN                                 (.96)

 TOTAL DISTRIBUTIONS                                    (1.12)

NET ASSET VALUE, END OF PERIOD                         $ 18.62

TOTAL RETURN B, C                                       15.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 5,813

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.30% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .44% A

PORTFOLIO TURNOVER                                      62% A

AVERAGE COMMISSION RATE G                              $ .0078

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD, WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                                                APRIL 30, 1998

                                                (UNAUDITED)       1997      1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.92           $ 15.20   $ 13.97    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .06 D            .22 D     .21 D, E   .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)         2.71             2.36      1.24       .03

 TOTAL FROM INVESTMENT OPERATIONS                2.77             2.58      1.45       .08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.20)            (.23)     (.21)      -

 IN EXCESS OF NET INVESTMENT INCOME              (.06)            -         -          -

 FROM NET REALIZED GAIN                          (.96)            (.63)     (.01)      -

 TOTAL DISTRIBUTIONS                             (1.22)           (.86)     (.22)      -

NET ASSET VALUE, END OF PERIOD                  $ 18.47           $ 16.92   $ 15.20    $ 13.97

TOTAL RETURN B, C                                17.54%           17.73%    10.51%     .58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 50,061          $ 38,247  $ 16,247   $ 1,482

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.31% A, G       1.17%     1.44%      .97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.30% A, H       1.16% H   1.43% H    .97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        .74% A           1.31%     1.46%      1.94% A
NET ASSETS

PORTFOLIO TURNOVER                               62% A            70%       82%        47%

AVERAGE COMMISSION RATE I                       $ .0078           $ .0111   $ .0133


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity
Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $355,757,000 and $384,758,000, respectively, of which U.S. government and government agency obligations aggregated $1,383,000 and $1,250,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $22,917,000 and $17,332,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .92% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO      PAID TO        RETAINED
          FDC          INVESTMENT     BY FDC
                       PROFESSIONALS

CLASS A   $ 8,000      $ 8,000        $ -

CLASS T    2,879,000    2,832,000      47,000

CLASS B    227,000      57,000         170,000

CLASS C    11,000       0              11,000

          $ 3,125,000  $ 2,897,000    $ 228,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 5,000

CLASS T    156,000

CLASS B    23,000

CLASS C    5,000

          $ 189,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO    PAID TO
          FDC        INVESTMENT
                     PROFESSIONALS

CLASS A   $ 49,000   $ 30,000

CLASS T    304,000    210,000

CLASS B    63,000     0*

CLASS C    400        0*

          $ 416,400  $ 240,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 11,000     .34*

CLASS T                 1,251,000   .22*

CLASS B                 68,000      .31*

CLASS C                 3,000       .27*

INSTITUTIONAL CLASS     35,000      .17*

                       $ 1,368,000

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $34,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.55%        $ 11,000

CLASS T               1.80%         -

CLASS B               2.30%         27,000

CLASS C               2.30%         14,000

INSTITUTIONAL CLASS   1.30%         19,000

                                   $ 71,000

Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class' expense limitations were changed from 2.00% to 1.55%, 2.25% to 1.80%, 2.75% to 2.30% and from 1.75% to 1.30% of each class' average net assets, respectively.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $56,000 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS                SIX MONTHS ENDED APRIL 30,

                                    1998 A                      1997

FROM NET INVESTMENT INCOME

CLASS A                             $ 53                        $ 15

CLASS T                              8,064                       10,326

CLASS B                              250                         155

CLASS C                              2                           -

INSTITUTIONAL CLASS                  468                         302

 TOTAL                              $ 8,837                     $ 10,798

IN EXCESS OF NET INVESTMENT INCOME

CLASS A                             $ 15                        $ -

CLASS T                              2,270                       -

CLASS B                              71                          -

CLASS C                              1                           -

INSTITUTIONAL CLASS                  132                         -

 TOTAL                              $ 2,489                     $ -

FROM NET REALIZED GAIN

CLASS A                             $ 311                       $ 38

CLASS T                              62,025                      40,659

CLASS B                              2,341                       812

CLASS C                              27                          -

INSTITUTIONAL CLASS                  2,212                       826

 TOTAL                              $ 66,916                    $ 42,335

                                    $ 78,242                    $ 53,133

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                          DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                APRIL 30,          OCTOBER 31,  APRIL 30,          OCTOBER 31,

                                1998 A             1997         1998 A             1997



CLASS A                          305                333         $ 5,209            $ 5,654
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    23                 3            371                52

SHARES REDEEMED                  (150)              (82)         (2,533)            (1,418)

NET INCREASE (DECREASE)          178                254         $ 3,047            $ 4,288

CLASS T                          20,172             29,400      $ 344,884          $ 487,493
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,208              3,178        67,693             47,914

SHARES REDEEMED                  (21,276)           (32,358)     (362,440)          (538,266)

NET INCREASE (DECREASE)          3,104              220         $ 50,137           $ (2,859)

CLASS B                          1,227              1,517       $ 20,535           $ 25,441
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    153                63           2,417              931

SHARES REDEEMED                  (694)              (432)        (11,465)           (7,271)

NET INCREASE (DECREASE)          686                1,148       $ 11,487           $ 19,101

CLASS C                          378                -           $ 6,515            $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  -            16                 -

SHARES REDEEMED                  (67)               -            (1,175)            -

NET INCREASE (DECREASE)          312                -           $ 5,356            $ -

INSTITUTIONAL CLASS              800                2,508       $ 13,508           $ 41,330
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    146                68           2,327              1,019

SHARES REDEEMED                  (497)              (1,384)      (8,416)            (23,305)

NET INCREASE (DECREASE)          449                1,192       $ 7,419            $ 19,044


A DISTRIBUTIONS SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,000

CLASS T                35,000

CLASS B                10,000

CLASS C                14,000

INSTITUTIONAL CLASS    36,000

                      $ 103,000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Richard Mace, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
OVERSEAS
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  25  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 34  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998     PAST 6  PAST 1  PAST 5  LIFE OF
                                 MONTHS  YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - INST CL  17.54%  25.64%  88.94%  123.01%

MSCI EAFE                        15.56%  19.17%  62.18%  85.90%

INTERNATIONAL FUNDS AVERAGE      16.25%  20.89%  80.98%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 503 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998     PAST 1  PAST 5  LIFE OF
                                 YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - INST CL  25.64%  13.57%  10.51%

MSCI EAFE                        19.17%  10.15%  8.03%

INTERNATIONAL FUNDS AVERAGE      20.89%  12.41%  N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Overseas -CL I           MS EAFE Index (Net)
             00655                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15094.73                    14557.33
  1995/08/31      14677.17                    14002.02
  1995/09/30      14865.07                    14275.48
  1995/10/31      14583.22                    13891.75
  1995/11/30      14729.37                    14278.28
  1995/12/31      15182.32                    14853.55
  1996/01/31      15447.38                    14914.53
  1996/02/29      15479.18                    14964.95
  1996/03/31      15691.23                    15282.75
  1996/04/30      16115.31                    15727.07
  1996/05/31      16094.11                    15437.66
  1996/06/30      16200.13                    15524.55
  1996/07/31      15723.03                    15070.80
  1996/08/31      15829.05                    15103.83
  1996/09/30      16284.95                    15505.07
  1996/10/31      16115.31                    15346.41
  1996/11/30      16963.49                    15957.02
  1996/12/31      17055.42                    15751.75
  1997/01/31      17066.64                    15203.59
  1997/02/28      17447.89                    15455.97
  1997/03/31      17604.88                    15514.70
  1997/04/30      17750.65                    15600.03
  1997/05/31      18860.77                    16618.24
  1997/06/30      19858.75                    17537.23
  1997/07/31      20553.97                    17823.44
  1997/08/31      19006.54                    16494.71
  1997/09/30      20408.20                    17421.22
  1997/10/31      18972.90                    16086.58
  1997/11/30      18905.62                    15925.71
  1997/12/31      19065.21                    16067.61
  1998/01/31      19668.92                    16805.43
  1998/02/28      20779.75                    17886.86
  1998/03/31      21709.47                    18441.00
  1998/04/30      22301.10                    18590.00
IMATRL PRASUN   SHR__CHT 19980430 19980611 095943 R00000000000100
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,301 - a 123.01% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $18,590 - a 85.90% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
During the six-months that ended
April 30, 1998, some of the world's
financial markets enjoyed robust
growth, while others continued to
unravel. For the period, the
Morgan Stanley Capital
International EAFE Index - which
measures stock performance in
Europe, Australia and the Far East
- returned 15.56%. Most
economies in Europe continued to
thrive amidst an environment of
relatively benign inflation and
reduced interest rates, as many
countries prepared for the advent
of the European Monetary Union
in January 1999. Many
corporations followed the path to
efficiency through restructuring
and merger and acquisition
activity. Strong individual
performers included Portugal,
Spain and Italy. Latin American
markets struggled, however, as
economic turmoil in Southeast
Asia prompted a massive
sell-off of most emerging-market
stocks at the beginning of the
period. The Brazilian market
rebounded, performing fairly well
during the period after interest
rates fell, but Mexico and
Venezuela were victims of
plummeting oil prices at the end of
1997. Southeast Asian markets -
the origin of most of the volatility in
emerging markets - performed
poorly. The depreciation of many
currencies in the region prompted
central banks to dramatically raise
interest rates, slowing economies
by making borrowing more
expensive. Japan suffered from
sharply falling stock prices and
depreciating currencies, while the
failure of several Japanese
financial firms raised concerns
about widespread corporate
bankruptcies. Hong Kong fared
significantly better than other
Asian markets because of its
more mature and less volatile
nature.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. It performed well. For the six months that ended April 30, 1998, the fund's Institutional Class shares returned 17.54%, topping the 15.56% return of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, and the 16.25% return for the international funds average tracked by Lipper Analytical Services. For the 12 months that ended April 30, 1998, the fund's Institutional Class shares returned 25.64%, compared to 19.17% and 20.89% for the EAFE index and Lipper peer group, respectively.
Q. WHAT FACTORS HELPED THE FUND BEAT THE INDEX AND THE LIPPER AVERAGE OVER THE PAST SIX MONTHS?
A. Almost all of the fund's outperformance in the period was due to stock selection. European financial positions made particularly strong contributions to performance, as low interest rates, benign inflation, improving economies and surging securities markets provided a favorable environment for banks and insurers. In addition, merger and acquisition activity within this sector continued to boost valuations. Particular standouts included companies that were among the fund's 25 largest holdings, including Swiss banking companies Credit Suisse and Julius Baer, as well as French bank Societe Generale Paris and Germany's BHF Bank. Insurers also aided performance and included Dutch company ING Groep and Sweden's Skandia Foersaekrings, as well as Axa and Union Assurances Federales in France. Telecommunications stocks also were among the fund's most stellar performers. In addition to recent merger and consolidation activity, the cellular market in both the United Kingdom and Italy was particularly strong, and fund holdings of Britain's Vodafone Group and Italy's Telecom Italia and Telecom Italia Mobile were among the fund's best performers.
Q. LET'S TAKE A LOOK AT THE FUND'S TOP FIVE HOLDINGS. FOUR OF THEM WERE TOP FIVE HOLDINGS SIX MONTHS AGO. IS THAT STABILITY TYPICAL OF YOUR STRATEGY?
A. Yes, it is. I don't have a particular holding period in mind when I choose investments for the fund. I start by looking for undervalued stocks of companies with favorable fundamentals. If a company's business prospects continue as hoped and its stock's valuation doesn't rise above a reasonable range, I tend to hold onto it for some time. This is the kind of careful analytical process I use when selecting stocks. I'll stay with a stock if it's the right stock to own.
Q. WHICH STOCKS PROVIDED THE BEST PERFORMANCE FOR THE FUND DURING THE PAST SIX MONTHS?
A. Alcatel Alsthom was one of the top contributors to performance. This is a French electronics equipment company with a superb management team. The team has been concentrating on the divestiture of peripheral businesses and non-core assets, instead aiming its focus on its core, high-return businesses. An enormous increase in free cash flow has resulted from this program, enabling the company to reduce debt and thus improve its balance sheet. One of its main businesses is in the manufacture of telecommunications equipment, a very fast growing sector of late. British cellular company Vodafone was another major holding in the telecommunications sector that boosted performance. Vodafone has been growing its business at a pace that has exceeded expectations in both magnitude and sustainability. Also among the fund's top performers for the period was the British-based business-services company Rentokil, which provides a wide range of services to businesses worldwide, such as cleaning, maintenance and landscaping. I bought it because it was cheap and its businesses were growing at a very rapid rate.
Q. WHICH INVESTMENTS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. Japanese financial holdings hurt performance the most. With the Japanese economy remaining stagnant and continued concerns about asset quality, banks were especially hard hit. Securities brokers were hurt by the equity market's poor performance because their fortunes are highly correlated with the level of market activity. Similarly, real estate company holdings also suffered from the general decline in the domestic economy, despite some signs that real estate prices might be bottoming. Among the fund's financial holdings most hurt by these events were Long Term Credit Bank, Daiwa Securities and Sumitomo Realty & Development Company.
Q. RICK, LET'S TAKE A LOOK AT THE FUND'S COUNTRY WEIGHTINGS.
A. The fund's country and regional weightings are a result of my stock-picking process. I don't try to pick markets that I feel will outperform. Instead, I try to find good companies with good growth prospects that are selling at reasonable valuations, wherever that takes us. However, looking more closely at the question, the Japanese component of the fund continued to decline over the past six months; and at the end of the period the fund remained significantly underweighted in that market relative to the Japanese component in the EAFE index. The decline in the Japanese weighting was due mostly to the effect of changes in the relative valuations elsewhere in the portfolio. Most European positions experienced strong price appreciation, while valuations in the Japanese component declined over the period. Relative to the index, the fund was overweighted in Europe, especially in France, the Netherlands, Ireland, Sweden, Finland and Norway, while it was underweighted in the U.K., Germany, Switzerland, Spain and Italy. Emerging market exposure was modestly increased from 3.7% to 4.1% over the period, with most of the additions centered in Brazil. The fund continued to be underweighted in the Southeast Asian markets, which accounted for only 0.2% of total fund assets.
Q. WHAT HAS BEEN YOUR STRATEGY IN TERMS OF EMERGING MARKETS?
A. With the exception of Latin America and South Africa, I have generally avoided the emerging markets as I could find few situations where the returns seemed to justify the economic, political and currency risks that have plagued some of these markets. However, significant additions were made to holdings of Brazilian telephone company Telebras that appeared to be cheaply priced. This company was the fund's 11th largest position at the end of April.
Q. LOOKING OUT OVER THE NEAR FUTURE, WHAT'S YOUR OUTLOOK?
A. I think the European economies will continue to improve. However, stock selection will be especially critical. Company earnings must come through as expected in order to justify the lofty stock valuations that the markets have placed on them. If earnings disappoint, we run the risk of a stock correction. In Japan, I am continuing to look for signs of an improvement in the economy and have pinpointed a number of companies that could be early beneficiaries of a turnaround as candidates for purchase. I also will be keeping close watch on the emerging markets, where we are beginning to see some significant improvement in valuations. However, unlike my approach to investing in the developed markets, country and regional factors play as much of a role in my decision making as stock selection. In general, emerging markets are more volatile than developed markets. Accordingly, when I make an investment in a stock in an emerging market, I expect a higher level of return to compensate shareholders for the higher level of risk there. Up to this point, I have not found many stocks outside of Latin America and South Africa that meet these criteria.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE ON COUNTRY
VERSUS INDUSTRY SELECTION IN
THE INVESTMENT PROCESS:
"When discussing the investment
performance and portfolio
positioning of the fund, we often
refer to the fund's country and
regional weightings relative to an
index or peer group. However,
studies have shown that a stock's
performance is becoming
increasingly correlated with that of
its industry and decreasingly
correlated with the performance of
its national market. If you look at a
stock such as Japan's Honda Motor
Company, you see a company that
is more correlated with the world
auto market than with the
Japanese equity market. We
believe an industry focus is most
important when one is looking at a
fund's positioning. We manage our
international funds using a matrix
that includes both country and
industry analysis. Fidelity has both
country and industry expertise, but
we don't think we add much value
through country selection. We
believe that we add the most value
through stock selection that
depends more on industry work. As
an example, the fund is
underweighted in Germany. This is
not indicative of my view of the
German market, but a result of the
fact that I have found more
attractive stocks in other markets
in Europe. With the European
Monetary Union coming on line,
we think that our analytical focus
on industries makes more sense,
because the environment is
rapidly changing. I firmly believe
that global investors are slowly
moving toward our style of industry
analysis as opposed to country
selection."
FUND FACTS
GOAL: seeks growth of capital
primarily through investments
in foreign securities
START DATE: April 23, 1990
SIZE: as of April 30, 1998,
more than $1.3 billion
MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987
(checkmark)
INVESTMENT CHANGES



TOP FIVE STOCKS AS OF APRIL 30, 1998
                                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                                  INVESTMENTS   IN THESE STOCKS
                                                                6 MONTHS AGO

ALCATEL ALSTHOM COMPAGNIE GENERALE                2.3           2.1
 D'ELECTRICITE SA (FRANCE, ELECTRICAL EQUIPMENT)

PHILIPS ELECTRONICS NV (BEARER)                   2.0           1.9
 (NETHERLANDS, ELECTRICAL EQUIPMENT)

TOTAL SA CLASS B (FRANCE, OIL & GAS)              2.0           2.3

NOVARTIS AG (REG.) (SWITZERLAND, DRUGS            1.8           2.1
 & PHARMACEUTICALS)

CREDIT SUISSE GROUP (REG.) (SWITZERLAND, BANKS)   1.4           1.3


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                  % OF FUND'S   % OF FUND'S INVESTMENTS
                  INVESTMENTS   IN THESE MARKET SECTORS
                                6 MONTHS AGO

FINANCE           20.6          16.9

HEALTH            9.0           10.2

BASIC INDUSTRIES  8.5           10.1

UTILITIES         8.3           7.5

ENERGY            7.3           7.7

TOP FIVE COUNTRIES AS OF APRIL 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

JAPAN                         16.3          21.0

UNITED KINGDOM                14.9          15.8

FRANCE                        13.5          12.3

NETHERLANDS                   8.8           8.6

SWITZERLAND                   5.9           5.0

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 92.5
ROW: 1, COL: 2, VALUE: 1.1
ROW: 1, COL: 3, VALUE: 6.4
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 94.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.0%
SHORT-TERM
INVESTMENTS 5.9%
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 93.5%
FOREIGN GOVERNMENT
OBLIGATIONS 0.1%
SHORT-TERM
INVESTMENTS 6.4%
ROW: 1, COL: 1, VALUE: 94.09999999999999
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 5.9
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 89.9%
 SHARES VALUE (NOTE 1)
  (000S)
ARGENTINA - 0.3%
Bansud SA Class B (a)  55,900 $ 526
Telecom Argentina Class B sponsored ADR  63,400  2,282
YPF Sociedad Anonima sponsored ADR representing
Class D shares  58,600  2,044
  4,852
AUSTRALIA - 2.5%
Australia & New Zealand Banking Group Ltd.   773,200  5,379
Brambles Industries Ltd.   126,150  2,592
Broken Hill Proprietary Co. Ltd. (The)  251,400  2,451
CSR Ltd.   308,900  984
Coles Myer Ltd.   428,900  2,068
Colonial Ltd.   474,209  1,664
Commonwealth Bank of Australia (c)  124,900  1,495
Leighton Holdings Ltd.   251,600  957
National Australia Bank Ltd. (a)  182,600  2,587
National Mutual Holdings Ltd.   606,909  1,432
News Corp. Ltd.   291,474  1,947
QNI Ltd.   649,853  380
Rio Tinto Ltd.   80,700  1,115
Western Mining Holdings Ltd.   1,278,354  4,537
Westpac Banking Corp.   92,900  622
Woodside Petroleum Ltd.   231,200  1,507
Woolworths Ltd.   768,400  2,637
  34,354
AUSTRIA - 0.2%
OMV AG  12,600  1,869
Voest-Alpine Stahl AG  24,000  984
  2,853
BRAZIL - 1.7%
Compania Energertica Minas Gerais  93,794,000  4,552
Petrobras PN (Pfd. Reg.)  18,832,000  4,776
Telebras sponsored ADR  122,300  14,898
  24,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CANADA - 2.9%
Abitibi-Consolidated, Inc.   52,900 $ 785
Alcan Aluminium Ltd.   171,800  5,571
Alliance Forest Products, Inc. (a)  48,300  1,018
Alliance Forest Products, Inc. (a)(c)  54,300  1,144
BCE, Inc.   157,400  6,699
Canadian Pacific Ltd.   17,300  508
Canadian National Railway Co.   9,500  618
Canadian Natural Resources Ltd. (a)  111,600  2,398
Cominco Ltd.   187,200  3,068
Domtar, Inc.   313,100  2,625
Greenstone Resources Ltd. (a)  89,500  544
Inco Ltd.   98,700  1,728
National Bank of Canada  232,100  4,785
Noranda, Inc.   230,800  4,758
Renaissance Energy Ltd. (a)  15,700  302
Rio Alto Exploration Ltd. (a)  207,800  2,396
St. Laurent Paperboard, Inc. (a)(c)  98,000  1,332
  40,279
DENMARK - 0.9%
Den Danske Bank Group AS  34,900  4,229
International Service Systems AS, Series B  50,700  2,739
Jyske Bank AS (Reg.)  4,300  499
Novo-Nordisk AS Class B  15,700  2,544
Unidanmark AS Class A  26,800  2,250
  12,261
FINLAND - 2.4%
Cultor OY, Series 1  36,400  2,150
Enso OY Class R  488,100  5,192
Huhtamaki Ord.   50,100  2,895
Metsa-Serla Ltd. Class B  661,400  6,854
Nokia Corp. AB, Series A  64,400  4,323
Outokumpu OY Class A  96,300  1,351
Pohjola Class B  48,830  2,705
UPM-Kymmene Corp.   201,000  6,028
Valmet OY  116,100  1,919
  33,417
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FRANCE - 13.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA 173,500 $ 31,452 Accor SA 21,768 5,927
Axa SA  64,090  7,517
Atos SA (a)  14,200  2,371
Cap Gemini Sogeti SA  60,000  7,785
Coflexip sponsored ADR  48,000  3,420
Compagnie de Saint Gobain  9,900  1,648
Credit Commercial de France Ord.   57,500  4,585
Elf Sanofi SA  34,000  4,118
Eramet SA  48,075  2,412
Generale des Eaux, Cie  8,600  1,576
GAN (Groupe des Assurances Nationales) (a)  201,300  5,728
Groupe Danone  19,600  4,624
LVMH (Moet-Hennessy Louis Vuitton) sponsored ADR 9,800 2,016 Lafarge SA 31,250 2,949
Lafarge SA RFD (a)  2,604  239
Lagardere S.C.A. (Reg.)  90,500  3,458
Michelin SA (Compagnie Generale des Etablissements)
Class B  87,651  5,517
Nationale Elf Aquitaine  92,300  12,098
Pechiney SA Class A  155,743  6,960
Peugeot SA Ord.   8,800  1,526
Renault SA Ord. (a)  56,400  2,614
Rhone Poulenc SA Class A  208,505  10,187
Royal Canin SA (c)  27,600  1,663
Scor SA  44,500  2,741
Societe Generale Class A  57,200  11,897
Total SA Class B  229,590  27,271
Unibail (a)  8,700  1,243
Usinor Sacilor  286,200  4,279
Union Assurances federale SA  31,200  4,877
Valeo SA  23,800  2,364
  187,062
GERMANY - 4.5%
Allianz AG  27,400  8,870
BHF Bank AG  211,700  8,782
BASF AG  144,900  6,568
Bayer AG  104,800  4,675
Continental Gummi-Werke AG  59,200  1,689
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
GERMANY - CONTINUED
Daimler-Benz AG Ord.   52,500 $ 5,199
Deutsche Bank AG  22,400  1,776
Deutsche Lufthansa AG  173,100  4,096
Hoechst AG Ord.   114,700  4,636
Mannesmann AG Ord.   13,352  11,048
Philipp Holzmann AG (a)  4,200  1,258
Veba AG Ord.   58,900  3,919
  62,516
HONG KONG - 0.7%
China Telecom (Hong Kong) Ltd.   1,314,000  2,538
CLP Holdings Ltd.   230,000  1,104
Dairy Farm International Holdings Ltd.  622,000  796
Hutchison Whampoa Ltd. Ord.   152,000  940
Johnson Electric Holdings Ltd.   436,000  1,477
Li & Fung Ltd.   92,000  154
National Mutual Asia Ltd.   642,000  514
Peregrine Investments Holdings Ltd.   725,000  -
Sun Hung Kai Properties Ltd.   68,000  404
Vtech Holdings Ltd.   345,000  1,211
  9,138
IRELAND, REP OF (SOUTHERN) - 1.4%
Bank of Ireland, Inc.   374,810  7,646
CRH PLC  94,442  1,338
Elan Corp. PLC ADR (a)  30,300  1,883
Independent Newspapers PLC  560,666  3,372
Smurfit (Jefferson) Group PLC (UK)  469,500  1,742
Smurfit (Jefferson) Group PLC  945,300  3,448
  19,429
ITALY - 1.4%
Assicurazioni Generali Spa  206,100  6,169
Credito Italiano Ord.   669,400  3,502
Eni Spa  452,800  3,032
Telecom Italia:
Mobile Spa  1,063,000  6,086
 Spa   133,330  1,004
  19,793
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - 16.3%
Acom Co. Ltd.   66,500 $ 3,500
Aiful Corp. (c)  39,800  2,625
Aiwa Co. Ltd.   26,100  776
Asahi Breweries Ltd.   196,000  2,557
Bank of Tokyo-Mitsubishi Ltd.   65,000  802
Banyu Pharmaceutical Co. Ltd.   152,000  1,957
Bridgestone Corp.   127,000  2,888
Canon, Inc.   228,000  5,373
Circle K Japan Co. Ltd.   8,800  361
Citizen Watch Co. Ltd. Ord.   299,000  2,003
Daiwa House Industry Co. Ltd.   70,000  564
Daiwa Securities Co. Ltd.   486,000  1,829
Dainippon Ink & Chemicals, Inc.   244,000  781
Denny's Japan Co. Ltd.   50,000  1,280
Fuji Bank Ltd.   315,000  1,767
Fuji Photo Film Co. Ltd.   253,000  8,971
Fujitsu Ltd.   149,000  1,733
Fujitec Co. Ltd.  189,000  1,167
Hitachi Ltd.   597,000  4,265
Hitachi Maxell Ltd.   313,000  5,938
Honda Motor Co. Ltd.   303,000  10,950
Ito-Yokado Co. Ltd.   75,000  3,868
Jafco Co. Ltd.   28,000  930
Kao Corp.   186,000  2,724
Long Term Credit Bank of Japan Ltd. (The)  1,241,000  2,027
Mabuchi Motor Co.   12,500  721
Matsushita Electric Industrial Co. Ltd.   479,000  7,645
Matsushita Communication Industrial Co. Ltd.   57,000  1,678
Matsushita Electric Works Co. Ltd.   445,000  3,987
Meitec Corp.   34,000  1,113
Minebea Co. Ltd.   628,000  6,997
Minolta Camera Co. Ltd.   537,000  3,477
Mitsubishi Electric Co. Ord.   936,000  2,396
Mitsubishi Estate Co. Ltd.   415,000  3,999
Mitsubishi Heavy Industries Ltd.   234,000  863
Mitsubishi Trust & Banking Corp.   127,000  1,205
Mitsui Fudosan Co. Ltd.   185,000  1,683
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Nintendo Co. Ltd. Ord.   66,000 $ 6,032
Nippon Telegraph & Telephone Corp. Ord.   255  2,227
Nichicon Corp.   68,000  737
Nichiei Co. Ltd.   21,230  1,646
Nomura Securities Co. Ltd.   507,000  6,170
Omron Corp.   334,000  5,218
Orix Corp.   88,900  6,124
Rohm Co. Ltd.   61,000  6,861
Sakura Bank Ltd.   1,239,000  4,244
Sankyo Co. Ltd.   785,000  19,385
Sekisui House Ltd.   138,000  1,074
Sharp Corp.   140,000  1,096
Shin-Etsu Chemical Co. Ltd.   115,000  2,234
Shohkoh Fund & Co. Ltd.   4,400  1,395
Sony Corp.   101,600  8,631
Sony Music Entertainment Japan, Inc.   78,300  3,054
Sumitomo Realty & Development Co. Ltd.   595,000  2,845
Sumitomo Special Metals Co.   32,000  715
TDK Corp.   69,000  5,434
THK Co. Ltd.   336,200  3,215
Takeda Chemical Industries Ltd.   467,000  13,290
Takefuji Corp.   48,400  2,533
Takefuji Corp. (c)  35,000  1,831
Terumo Corp.   52,000  759
Tokio Marine & Fire Insurance Co. Ltd. (The)  193,000  2,092
Toyota Motor Corp.   60,000  1,558
Tokyo Electron Ltd.   51,000  1,997
Tokyo Seimitsu Co. Ltd.   35,000  1,025
Uni Charm Corp. Ord.   51,000  1,920
Yamanouchi Pharmaceutical Co. Ltd.   121,000  2,851
  225,593
LUXEMBOURG - 0.1%
Stolt Comex Seaway SA (a)  59,600  1,937
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEXICO - 1.1%
Groupo Financiero Banamex-Accival Class B (a)  627,000 $ 1,957
Grupo Carso SA de CV Class A-1  94,000  591
Grupo Financiero Bancomer Class B  9,243,000  6,378
Grupo Elektra SA  341,200  487
Grupo Financiero Inbursa SA Class B  300,000  915
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  81,500  4,615
  14,943
MALAYSIA - 0.1%
Malayan Banking BHD  17,000  50
Oriental Holdings BHD  624,800  1,306
  1,356
NETHERLANDS - 8.8%
AKZO Nobel NV  79,000  16,064
Ahold NV  123,944  3,862
Beter Bed Holding NV  53,900  1,807
Benckiser NV Class B  55,800  3,254
Hagemeyer NV  78,700  3,756
ING Groep NV  223,903  14,474
Koninklijke Hoogovens NV  87,700  3,947
Nutreco Holding NV  120,800  4,308
Philips Electronics NV (Bearer)  307,400  27,666
Royal Dutch Petroleum Co. Ord.   257,900  14,587
Royal Ptt Nederland NV  46,800  2,417
Unilever NV Ord.   226,000  16,073
VNU Ord.   77,300  2,500
Vendex International NV  27,600  1,769
Vendex International NV (c)  54,500  3,493
Vedior NV  44,900  1,364
  121,341
NETHERLANDS ANTILLES - 0.1%
Schlumberger Ltd.   20,800  1,724
NEW ZEALAND - 0.1%
Air New Zealand Ltd. Class B  346,000  489
Sky Network Television Ltd. (a)  232,100  347
  836
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NORWAY - 0.4%
Den Norske Bank AS Class A Free shares  98,600 $ 518
NCL Holdings AS (a)  827,333  3,978
Schibsted AS, Series B  58,500  1,112
  5,608
PERU - 0.1%
Compania de Minas Buenaventura SA Class B sponsored ADR  49,400  766
PORTUGAL - 0.8%
BPI-SGPS SA (Reg.)  131,500  6,108
Banco Pinto & Sotto Mayor SA (Reg.)  63,300  1,592
Electricidade de Portugal SA  72,500  1,890
Portugal Telecom SA  10,500  564
Telecel Comunicacoes Pessoais SA (a)  4,000  717
  10,871
RUSSIA - 0.1%
Vimpel Communications sponsored ADR (a)  30,500  1,647
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,700,000  622
Singapore International Airlines Ltd.   61,000  397
  1,019
SOUTH AFRICA - 0.3%
Amalgamated Banks of South Africa Ltd.   60,300  522
Gencor Ltd. (Reg.)  102,420  244
Sasol, Ltd.   336,700  3,398
  4,164
SPAIN - 2.0%
Banco Bilbao Vizcaya SA Ord. (Reg.)  141,700  7,284
Corporacion Mapfre Compania Internacional
de Reaseguros SA (Reg.)  27,600  1,082
Iberdrola SA  96,400  1,549
Mapfre Vida SA  24,500  1,221
Repsol SA Ord.   37,400  2,048
Telefonica de Espana SA Ord.   338,800  14,129
  27,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SWEDEN - 5.5%
ABB AB:
Series A  184,000 $ 2,977
 Series B  94,000  1,454
Astra AB Class A Free shares  693,900  14,226
Electrolux AB  54,500  5,060
Ericsson (L.M.) Telephone Co. Class B 60,200 3,096 ForeningsSparbanken AB, Series A 90,100 2,811
Granges AB (Reg.)  11,050  201
IBS (International Business Systems) AB Class B Free shares (a)
159,300  2,455
Investor AB Class B Free shares  50,000  2,817
Mandamus AB rights 6/15/98  90,100  141
Nordbanken Holding AB  402,900  2,961
SKF AB Ord.   72,000  1,448
Skandia Foersaekrings AB  61,900  4,302
Svenska Handelsbanken  147,900  6,694
Swedish Match Co.   2,675,200  9,244
Volvo AB Class B  529,800  15,760
  75,647
SWITZERLAND - 5.9%
Adecco SA (Bearer)  5,700  2,487
Compagnie Financiere Richemont AG Class A Unit (Bearer) 392 561 Credit Suisse Group (Reg.) 88,600 19,475
Holderbank Financiere Glarus AG (Bearer)  200  209
Julius Baer Holding AG  3,229  8,904
Nestle SA (Reg.)  6,193  12,004
Novartis AG (Reg.)  15,439  25,504
Roche Holding AG  300  3,038
Swiss Bank Corp. (Reg.)  12,500  4,338
Union Bank of Switzerland Ord. (Bearer)  3,200  5,150
  81,670
UNITED KINGDOM - 14.9%
BAT Industries PLC Ord.   560,500  5,287
BBA Group PLC  169,745  1,394
Bank of Scotland  226,000  2,775
Barclays PLC Ord.   241,000  6,946
Barratt Developments PLC  529,800  2,837
Billiton PLC  512,100  1,463
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Boots Co. PLC Class L (The)  102,000 $ 1,579
British Aerospace PLC  253,581  8,465
British Petroleum PLC Ord.   744,768  11,753
British Telecommunications PLC Ord.   280,000  3,036
Cable & Wireless PLC Ord.   218,500  2,501
Caradon PLC  2,169,060  7,013
Commercial Union PLC  107,400  2,008
Cookson Group PLC  2,529,700  11,348
Courtaulds Textiles PLC  331,400  1,777
Devro PLC  73,300  665
Dorling Kindersley Holdings PLC, Class L  106,700  458
Dr Solomons Group PLC sponsored ADR (a)  124,400  3,701
English China Clay PLC  120,400  496
Gallaher Group PLC  674,300  3,515
Glaxo Wellcome PLC  328,000  9,262
HSBC Holdings PLC  206,800  6,081
HSBC Holdings PLC Ord.   124,987  3,941
Hazlewood Foods PLC Ord.   158,700  506
Inchcape PLC Ord.   585,200  2,188
Johnson Matthey PLC  103,900  1,052
Ladbroke Group PLC Ord.   740,000  4,065
Lloyds TSB Group PLC  1,053,744  15,766
National Grid Co. PLC  326,230  2,104
Pearson, PLC  123,200  1,929
Perpetual PLC  1,700  114
Pilkington PLC Ord.   825,500  1,731
Rentokil Initial PLC  1,452,300  9,348
Rio Tinto PLC (Reg.)  290,200  4,163
Royal & Sun Alliance Insurance Group PLC  142,024  1,585
Saatchi & Saatchi PLC  283,300  748
Scholl PLC  220,000  1,378
Shell Transport & Trading Co. PLC (Reg.)  1,526,900  11,353
Siebe, PLC  171,500  3,828
SmithKline Beecham PLC Ord.   1,240,402  14,777
Somerfield PLC  779,500  4,406
Tarmac PLC  643,800  1,245
Thames Water PLC Ord.   92,700  1,510
Tomkins PLC Ord.   112,600  662
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - CONTINUED
Unigate PLC  210,900 $ 2,558
Unilever PLC Ord.   682,800  7,267
Vodafone Group PLC  1,080,913  11,829
WPP Group PLC (a)  259,900  1,648
  206,061
UNITED STATES OF AMERICA - 0.7%
Aluminum Co. of America  58,800  4,557
Brio Technology, Inc.  500  5
D.R. Horton, Inc.   94,900  1,756
Heller Financial, Inc. Class A  4,400  119
Newmont Mining Corp.   29,200  940
Transocean Offshore, Inc.   32,400  1,810
  9,187
VENEZUELA - 0.1%
Compania Anonima Nacional Telefonos de Venezuela
sponsored ADR  25,900  868
TOTAL COMMON STOCKS
(Cost $927,508)   1,242,731
PREFERRED STOCKS - 2.3%
CONVERTIBLE PREFERRED STOCKS - 0.1%
UNITED STATES OF AMERICA - 0.1%
WBK Trust $3.135 STRYPES  52,900  1,805
NONCONVERTIBLE PREFERRED STOCKS - 2.2%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  940,300  666
GERMANY - 0.7%
Boss (Hugo) AG  400  735
SAP AG (Systeme Anwendungen Produkte)  15,100  7,735
Wella AG  1,800  1,664
  10,134
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
ITALY - 1.4%
Banca Intesa Spa  100 $ -
Telecom Italia:
Mobile Spa de Risp  2,251,900  8,107
 Spa   2,032,225  10,708
  18,815
TOTAL NONCONVERTIBLE PREFERRED STOCKS   29,615
TOTAL PREFERRED STOCKS
(Cost $15,413)   31,420
CLOSED-END INVESTMENT COMPANIES - 0.5%
EMERGING MARKETS - 0.2%
Morgan Stanley Asia-Pacific Fund, Inc.   109,900  817
Templeton Dragon Fund, Inc.   112,700  1,240
  2,057
GERMANY - 0.3%
Emerging Germany Fund, Inc.   44,900  643
New Germany Fund, Inc. (The)  208,100  3,720
  4,363
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $6,301)   6,420
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (000S)
ITALY - 0.1%
Italian Republic 5%, 6/28/01
(Cost $1,957)  Aa3 $ 1,190  2,062
GOVERNMENT OBLIGATIONS - 0.1%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UNITED STATES OF AMERICA - 0.1%
U.S. Treasury Bill yield at date of purchase
4.97% 7/23/98 (d) (Cost $692)   $ 700 $ 692
CASH EQUIVALENTS - 7.1%
 SHARES

Taxable Central Cash Fund (b)
(Cost $98,775)  98,774,861  98,775
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,050,646)  $ 1,382,100
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
141 Nikkei 225 Futures Contracts   June 1998 $ 11,033 $ (952)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.8%
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.51%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,583,000 or 1.0% of net assets.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $658,000.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment
in Securities
Aerospace & Defense   0.6%
Basic Industries    8.5
Cash Equivalents   7.1
Construction & Real Estate    3.3
Durables    6.5
Energy    7.3
Finance    20.6
Health    9.0
Holding Companies   1.5
Industrial Machinery & Equipment   7.1
Media & Leisure   2.7
Nondurables   5.7
Precious Metals   0.5
Retail & Wholesale   2.4
Services    1.9
Technology    6.4
Transportation   0.6
Utilities   8.3
    100.0%
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $1,050,982,000. Net unrealized appreciation aggregated $331,118,000, of which $386,679,000 related to appreciated investment securities and $55,561,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS  APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,050,646) -                $ 1,382,100
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                        18,045

RECEIVABLE FOR FUND SHARES SOLD                                        5,146

DIVIDENDS RECEIVABLE                                                   6,115

INTEREST RECEIVABLE                                                    408

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                    123

OTHER RECEIVABLES                                                      16

PREPAID EXPENSES                                                       7

 TOTAL ASSETS                                                          1,411,960

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 10,568

PAYABLE FOR FUND SHARES REDEEMED                             2,214

DISTRIBUTIONS PAYABLE                                        12

ACCRUED MANAGEMENT FEE                                       1,072

DISTRIBUTIONS FEES PAYABLE                                   577

OTHER PAYABLES AND ACCRUED EXPENSES                          520

 TOTAL LIABILITIES                                                     14,963

NET ASSETS                                                            $ 1,396,997

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 1,049,070

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME                        (2,488)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                  19,958
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS              330,457
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                            $ 1,396,997



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $18.48
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($8,754 (DIVIDED BY) 473.63 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $18.48)                            $19.61

CLASS T:                                                                          $18.67
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,276,247 (DIVIDED BY) 68,367 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $18.67)                            $19.35

CLASS B:                                                                          $18.26
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($56,122 (DIVIDED BY) 3,073 SHARES) A

CLASS C:                                                                          $18.62
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE ($5,813 (DIVIDED BY) 312.22 SHARES) A

INSTITUTIONAL CLASS:                                                              $18.47
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($50,061 (DIVIDED BY) 2,710 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 11,299
DIVIDENDS

INTEREST                                                                      2,262

                                                                              13,561

LESS FOREIGN TAXES WITHHELD                                                   (1,248)

 TOTAL INCOME                                                                 12,313

EXPENSES

MANAGEMENT FEE                                                     $ 4,635
BASIC FEE

 PERFORMANCE ADJUSTMENT                                             990

TRANSFER AGENT FEES                                                 1,368

DISTRIBUTION FEES                                                   3,125

ACCOUNTING FEES AND EXPENSES                                        324

NON-INTERESTED TRUSTEES' COMPENSATION                               2

CUSTODIAN FEES AND EXPENSES                                         330

REGISTRATION FEES                                                   103

AUDIT                                                               30

LEGAL                                                               9

REPORT TO SHAREHOLDERS                                              134

FOREIGN TAX EXPENSE                                                 36

MISCELLANEOUS                                                       5

 TOTAL EXPENSES BEFORE REDUCTIONS                                   11,091

 EXPENSE REDUCTIONS                                                 (127)     10,964

NET INVESTMENT INCOME                                                         1,349

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              21,013

 FOREIGN CURRENCY TRANSACTIONS                                      (175)

 FUTURES CONTRACTS                                                  (577)     20,261

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              182,367

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                       (80)

 FUTURES CONTRACTS                                                  (129)     182,158

NET GAIN (LOSS)                                                               202,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 203,768
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         APRIL 30, 1998    OCTOBER 31,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,349           $ 9,334
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 20,261            84,440

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     182,158           83,254

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          203,768           177,028
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (8,837)           (10,798)
FROM NET INVESTMENT INCOME

 IN EXCESS OF NET INVESTMENT INCOME                       (2,489)           -

 FROM NET REALIZED GAIN                                   (66,916)          (42,335)

 TOTAL DISTRIBUTIONS                                      (78,242)          (53,133)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              77,446            39,574

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 202,972           163,469

NET ASSETS

 BEGINNING OF PERIOD                                      1,194,025         1,030,556

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION OF   $ 1,396,997       $ 1,194,025
NET INVESTMENT INCOME OF $(2,488) AND $10,180,
RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                        SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                                                        APRIL 30, 1998

                                                       (UNAUDITED)        1997            1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.89           $ 15.29         $ 14.98

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                 .05             .09              .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.71            2.39             .27

 TOTAL FROM INVESTMENT OPERATIONS                        2.76            2.48             .31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.16)           (.25)            -

 IN EXCESS OF NET INVESTMENT INCOME                      (.05)           -                -

 FROM NET REALIZED GAIN                                  (.96)           (.63)            -

 TOTAL DISTRIBUTIONS                                     (1.17)          (.88)            -

NET ASSET VALUE, END OF PERIOD                          $ 18.48          $ 16.89          $ 15.29

TOTAL RETURN B, C                                        17.45%          16.95%           2.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 8,754          $ 5,001          $ 637

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.56% A, F      1.90% F          1.16% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    1.55% A, G      1.89% G          1.16% A
REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .57% A          .53%             1.74% A

PORTFOLIO TURNOVER                                       62% A           70%              82%

AVERAGE COMMISSION RATE H                               $ .0078          $ .0111          $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.




FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED                   YEARS ENDED OCTOBER 31,
                              APRIL 30, 1998

                              (UNAUDITED)           1997        1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 17.02               $ 15.30     $ 13.92    $ 14.06    $ 12.93    $ 9.07
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME        .02 D                 .13 D       .19 D, E   .07        .01        .03

 NET REALIZED AND             2.75                  2.38        1.29       (.11)      1.14       3.93
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT        2.77                  2.51        1.48       (.04)      1.15       3.96
 OPERATIONS

LESS DISTRIBUTIONS            (.12)                 (.16)       (.09)      -          -          (.07)
FROM NET INVESTMENT
 INCOME

 IN EXCESS OF NET             (.04)                 -            -          -          -          -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN       (.96)                 (.63)        (.01)      (.02)      (.02)      (.03) H

 IN EXCESS OF NET             -                     -            -          (.08)      -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS          (1.12)                (.79)        (.10)      (.10)      (.02)      (.10)

NET ASSET VALUE,              $ 18.67               $ 17.02      $ 15.30    $ 13.92    $ 14.06    $ 12.93
END OF PERIOD

TOTAL RETURN B, C             17.33%                17.07%       10.69%     (.25)%     8.91%      44.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,276,247           $ 1,110,936  $ 995,004  $ 741,928  $ 653,774  $ 221,370
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO          1.80% A               1.66%        1.61%      1.90%      2.12%      2.38%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO          1.79% A, F            1.65% F      1.60% F    1.90%      2.12%      2.38%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT       .22% A                .80%         1.30%      1.01%      .05%       (.18)%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER            62% A                 70%          82%        47%        34%        42%

AVERAGE COMMISSION            $ .0078               $ .0111      $ .0133
RATE  G

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
  EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE
  AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
  ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND
  WHICH AMOUNTED TO $.04 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
  THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
  CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995,
  A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
  PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
  DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
  WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
  MAY DIFFER.
H INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
  CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.




FINANCIAL HIGHLIGHTS - CLASS B
                                                 SIX MONTHS ENDED        YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 1998

                                                 (UNAUDITED)           1997       1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.69                $ 15.06    $ 13.92    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                    (.02) D               .02 D      .08 D, E   .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)         2.68                  2.36       1.26       .02

 TOTAL FROM INVESTMENT OPERATIONS                2.66                  2.38       1.34       .03

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.10)                 (.12)      (.19)      -

 IN EXCESS OF NET INVESTMENT INCOME              (.03)                 -          -          -

 FROM NET REALIZED GAIN                          (.96)                 (.63)      (.01)      -

 TOTAL DISTRIBUTIONS                             (1.09)                (.75)      (.20)      -

NET ASSET VALUE, END OF PERIOD                  $ 18.26                $ 16.69    $ 15.06    $ 13.92

TOTAL RETURN B, C                                16.97%                16.41%     9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 56,122               $ 39,841   $ 18,668   $ 2,999

RATIO OF EXPENSES TO AVERAGE NET ASSETS          2.31% A, G            2.30%      2.37%      1.97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    2.30% A, H            2.29% H    2.37%      1.97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO         (.23)% A              .15%       .53%       .94% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                               62% A                 70%        82%        47%

AVERAGE COMMISSION RATE I                       $ .0078                $ .0111    $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
                                                  SIX MONTHS ENDED
                                                  APRIL 30, 1998

                                                  (UNAUDITED) E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 17.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                2.47

 TOTAL FROM INVESTMENT OPERATIONS                       2.51

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.12)

 IN EXCESS OF NET INVESTMENT INCOME                     (.04)

 FROM NET REALIZED GAIN                                 (.96)

 TOTAL DISTRIBUTIONS                                    (1.12)

NET ASSET VALUE, END OF PERIOD                         $ 18.62

TOTAL RETURN B, C                                       15.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 5,813

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.30% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .44% A

PORTFOLIO TURNOVER                                      62% A

AVERAGE COMMISSION RATE G                              $ .0078

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD, WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                 SIX MONTHS ENDED        YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 1998

                                                (UNAUDITED)             1997       1996      1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.92                 $ 15.20    $ 13.97    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .06 D                  .22 D      .21 D, E   .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)         2.71                   2.36       1.24       .03

 TOTAL FROM INVESTMENT OPERATIONS                2.77                   2.58       1.45       .08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.20)                  (.23)      (.21)      -

 IN EXCESS OF NET INVESTMENT INCOME              (.06)                  -          -          -

 FROM NET REALIZED GAIN                          (.96)                  (.63)      (.01)      -

 TOTAL DISTRIBUTIONS                             (1.22)                 (.86)      (.22)      -

NET ASSET VALUE, END OF PERIOD                  $ 18.47                 $ 16.92    $ 15.20    $ 13.97

TOTAL RETURN B, C                                17.54%                 17.73%     10.51%     .58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 50,061                $ 38,247   $ 16,247   $ 1,482

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.31% A, G             1.17%      1.44%      .97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.30% A, H             1.16% H    1.43% H    .97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        .74% A                 1.31%      1.46%      1.94% A
NET ASSETS

PORTFOLIO TURNOVER                               62% A                  70%        82%        47%

AVERAGE COMMISSION RATE I                       $ .0078                 $ .0111    $ .0133


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity
Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying
Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $355,757,000 and $384,758,000, respectively, of which U.S. government and government agency obligations aggregated $1,383,000 and $1,250,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $22,917,000 and $17,332,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .92% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO      PAID TO        RETAINED
          FDC          INVESTMENT     BY FDC
                       PROFESSIONALS

CLASS A   $ 8,000      $ 8,000        $ -

CLASS T    2,879,000    2,832,000      47,000

CLASS B    227,000      57,000         170,000

CLASS C    11,000       0              11,000

          $ 3,125,000  $ 2,897,000    $ 228,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 5,000

CLASS T    156,000

CLASS B    23,000

CLASS C    5,000

          $ 189,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO    PAID TO
          FDC        INVESTMENT
                     PROFESSIONALS

CLASS A   $ 49,000   $ 30,000

CLASS T    304,000    210,000

CLASS B    63,000     0*

CLASS C    400        0*

          $ 416,400  $ 240,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 11,000     .34*

CLASS T                 1,251,000   .22*

CLASS B                 68,000      .31*

CLASS C                 3,000       .27*

INSTITUTIONAL CLASS     35,000      .17*

                       $ 1,368,000

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $34,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.55%        $ 11,000

CLASS T               1.80%         -

CLASS B               2.30%         27,000

CLASS C               2.30%         14,000

INSTITUTIONAL CLASS   1.30%         19,000

                                   $ 71,000

Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class' expense limitations were changed from 2.00% to 1.55%, 2.25% to 1.80%, 2.75% to 2.30% and from 1.75% to 1.30% of each class' average net assets, respectively.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $56,000 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS                SIX MONTHS ENDED APRIL 30,

                                    1998 A                      1997

FROM NET INVESTMENT INCOME

CLASS A                             $ 53                        $ 15

CLASS T                              8,064                       10,326

CLASS B                              250                         155

CLASS C                              2                           -

INSTITUTIONAL CLASS                  468                         302

 TOTAL                              $ 8,837                     $ 10,798

IN EXCESS OF NET INVESTMENT INCOME

CLASS A                             $ 15                        $ -

CLASS T                              2,270                       -

CLASS B                              71                          -

CLASS C                              1                           -

INSTITUTIONAL CLASS                  132                         -

 TOTAL                              $ 2,489                     $ -

FROM NET REALIZED GAIN

CLASS A                             $ 311                       $ 38

CLASS T                              62,025                      40,659

CLASS B                              2,341                       812

CLASS C                              27                          -

INSTITUTIONAL CLASS                  2,212                       826

 TOTAL                              $ 66,916                    $ 42,335

                                    $ 78,242                    $ 53,133

B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                          DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                APRIL 30,          OCTOBER 31,  APRIL 30,          OCTOBER 31,

                                1998 A             1997         1998 A             1997



CLASS A                          305                333         $ 5,209            $ 5,654
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    23                 3            371                52

SHARES REDEEMED                  (150)              (82)         (2,533)            (1,418)

NET INCREASE (DECREASE)          178                254         $ 3,047            $ 4,288

CLASS T                          20,172             29,400      $ 344,884          $ 487,493
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,208              3,178        67,693             47,914

SHARES REDEEMED                  (21,276)           (32,358)     (362,440)          (538,266)

NET INCREASE (DECREASE)          3,104              220         $ 50,137           $ (2,859)

CLASS B                          1,227              1,517       $ 20,535           $ 25,441
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    153                63           2,417              931

SHARES REDEEMED                  (694)              (432)        (11,465)           (7,271)

NET INCREASE (DECREASE)          686                1,148       $ 11,487           $ 19,101

CLASS C                          378                -           $ 6,515            $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1                  -            16                 -

SHARES REDEEMED                  (67)               -            (1,175)            -

NET INCREASE (DECREASE)          312                -           $ 5,356            $ -

INSTITUTIONAL CLASS              800                2,508       $ 13,508           $ 41,330
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    146                68           2,327              1,019

SHARES REDEEMED                  (497)              (1,384)      (8,416)            (23,305)

NET INCREASE (DECREASE)          449                1,192       $ 7,419            $ 19,044


A DISTRIBUTIONS SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 8,000

CLASS T                35,000

CLASS B                10,000

CLASS C                14,000

INSTITUTIONAL CLASS    36,000

                      $ 103,000




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Richard Mace, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William J. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)




(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERNATIONAL
CAPITAL APPRECIATION
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             12  THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT SUMMARY    15  A SUMMARY OF THE FUND'S INVESTMENTS.

INVESTMENTS           16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  25  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 34  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED APRIL 30, 1998                       LIFE OF
                                                  FUND

FIDELITY ADV INTL CAP APP - CL A                  18.00%

FIDELITY ADV INTL CAP APP - CL A                  11.21%
 (INCL. MAX. 5.75% SALES CHARGE)

MSCI WORLD EX US                                  12.52%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL A       MS World ex USA (Gross)
             00288                       MS025
  1997/11/03       9425.00                    10000.00
  1997/11/30       9179.95                     9717.68
  1997/12/31       9368.45                     9829.52
  1998/01/31       9641.78                    10123.55
  1998/02/28      10282.68                    10799.04
  1998/03/31      10867.03                    11172.17
  1998/04/30      11120.51                     11252.19
IMATRL PRASUN   SHR__CHT 19980430 19980507 145257 R00000000000009
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class A on November 3, 1997, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $11,121 - an 11.21% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,252 - a 12.52% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED APRIL 30, 1998                       LIFE OF
                                                  FUND

FIDELITY ADV INTL CAP APP - CL T                  17.80%

FIDELITY ADV INTL CAP APP - CL T                  13.68%
 (INCL. MAX. 3.50% SALES CHARGE)

MSCI WORLD EX US                                  12.52%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL T       MS World ex USA (Gross)
             00292                       MS025
  1997/11/03       9650.00                    10000.00
  1997/11/30       9399.10                     9717.68
  1997/12/31       9592.10                     9829.52
  1998/01/31       9862.30                    10123.55
  1998/02/28      10518.50                    10799.04
  1998/03/31      11116.80                    11172.17
  1998/04/30      11367.70                    11252.19
IMATRL PRASUN   SHR__CHT 19980430 19980518 163938 R00000000000009
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class T on November 3, 1997, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $11,368 - a 13.68% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,252 - a 12.52% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower. CUMULATIVE TOTAL RETURNS
PERIOD ENDED APRIL 30, 1998                               LIFE OF
                                                          FUND

FIDELITY ADV INTL CAP APP - CL B                          17.50%

FIDELITY ADV INTL CAP APP - CL B                          12.50%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI WORLD EX US                                          12.52%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL B       MS World ex USA (Gross)
             00290                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9730.00                     9717.68
  1997/12/31       9930.00                     9829.52
  1998/01/31      10200.00                    10123.55
  1998/02/28      10870.00                    10799.04
  1998/03/31      11490.00                    11172.17
  1998/04/30      11250.00                    11252.19
IMATRL PRASUN   SHR__CHT 19980430 19980611 113602 R00000000000009
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class B on November 3, 1997, when the fund started. As the chart shows, by April 30, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $11,250 - a 12.50% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,252 - a 12.52% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C's contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower. CUMULATIVE TOTAL RETURNS
PERIOD ENDED APRIL 30, 1998                       LIFE OF
                                                  FUND

FIDELITY ADV INTL CAP APP - CL C                  17.50%

FIDELITY ADV INTL CAP APP - CL C                  16.50%
 (INCL. CONTINGENT DEFERRED
 SALES CHARGE)

MSCI WORLD EX US                                  12.52%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL C       MS World ex USA (Gross)
             00281                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9730.00                     9717.68
  1997/12/31       9930.00                     9829.52
  1998/01/31      10210.00                    10123.55
  1998/02/28      10880.00                    10799.04
  1998/03/31      11490.00                    11172.17
  1998/04/30      11650.00                    11252.19
IMATRL PRASUN   SHR__CHT 19980430 19980507 150417 R00000000000009
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class C on November 3, 1997, when the fund started. As the chart shows, by April 30, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $11,650 - a 16.50% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,252 - a 12.52% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
During the six-months that ended
April 30, 1998, some of the world's
financial markets enjoyed robust
growth, while others continued to
unravel. For the period, the
Morgan Stanley Capital
International EAFE Index - which
measures stock performance in
Europe, Australia and the Far East
- returned 15.56%. Most
economies in Europe continued to
thrive amidst an environment of
relatively benign inflation and
reduced interest rates, as many
countries prepared for the advent
of the European Monetary Union in
January 1999. Many corporations
followed the path to efficiency
through restructuring and merger
and acquisition activity. Strong
individual performers included
Portugal, Spain and Italy. Latin
American markets struggled,
however, as economic turmoil in
Southeast Asia prompted a
massive sell-off of most
emerging-market stocks at the
beginning of the period. The
Brazilian market rebounded,
performing fairly well during the
period after interest rates fell, but
Mexico and Venezuela were victims
of plummeting oil prices at the end
of 1997. Southeast Asian markets
- the origin of most of the volatility
in emerging markets - performed
poorly. The depreciation of many
currencies in the region prompted
central banks to dramatically raise
interest rates, slowing economies
by making borrowing more
expensive. Japan suffered from
sharply falling stock prices and
depreciating currencies, while the
failure of several Japanese
financial firms raised concerns
about widespread corporate
bankruptcies. Hong Kong fared
significantly better than other Asian
markets because of its more mature
and less volatile nature.
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. The fund got off to a good start. From November 3, 1997 - the fund's inception date - through April 30, 1998, the fund's Class A, T, B and C shares returned 18.00%, 17.80%, 17.50% and 17.50%, respectively. The Morgan Stanley Capital International AC World Index Free ex USA returned 12.52% during that period. Future reports will show the fund's performance over six- and 12-month periods.
Q. WHAT TYPES OF INVESTMENTS HAVE YOU FOCUSED ON IN THE SHORT TIME THE FUND HAS BEEN UP AND RUNNING?
A. Although international markets have been quite volatile since the fund's launch, I've perused the globe for different opportunities over the past six months. At the end of the period, the fund's two largest industry weightings were in the finance and utilities sectors. Finance stocks have done quite well over the past couple of years, due to a combination of favorable economic climates and positive restructuring stories. Examples held in the portfolio included Grupo Financiero Bancomer in Mexico and Credito Italiano in Italy. Utilities have been attractive to me primarily due to the amazing growth in worldwide telecommunications demand. The fund's single-largest holding at the end of the period, in fact, was the large Brazilian telecom company, Telebras. This fund has a fairly flexible mandate in that it can pursue investment opportunities in both developed countries and emerging-market countries.
Q. WHAT ARE THE DIFFERENCES BETWEEN DEVELOPED AND EMERGING-MARKET
COUNTRIES?
A. In a nutshell, developed regions - such as Germany and the United Kingdom - tend to have more mature economies and more efficient trading markets, but slower gross domestic product (GDP) growth. Emerging-market countries, on the other hand, tend to be more volatile with less stable economies and governments. However, GDP growth is typically faster, and some markets tend to be less liquid. The risk of sharp currency devaluations is also more likely in emerging-market regions, as we most recently saw in Southeast Asia in late 1997. With solid research, though - and I feel we have one of the best global research groups in the industry - I'm confident that we can capture some of the attractive return potential inherent in these types of investments. I think there are a lot of interesting emerging-market opportunities out there, given the current press about this area.
Q. WHAT DID YOU LIKE ABOUT TELEBRAS?
A. Telebras is an emerging-market position that I found to be one of the cheapest companies of its kind in the world. The company is currently in the midst of splitting up into one long-distance company and several local operating companies - much like AT&T's split into one long-distance company and the Baby Bells back in the 1980s. In the case of Telebras, the company is going one step further by breaking its fixed-line businesses - or standard phone lines into homes - away from its cellular phone businesses. I think this move may unlock a lot of value in Telebras. Since there is lots of room to grow in Brazil, I also expect that the Telebras companies will continue to experience strong subscriber growth rates. Fixed lines are growing at a 12% to 14% clip, but less than 10% of the population has a phone. In contrast, developed economies typically have a 60% phone penetration rate. Additionally, cellular subscriber growth rates are even faster due to even lower penetration levels.
Q. THE FUND ALSO HAD SIGNIFICANT POSITIONS IN MEDISON CO. AND NCL
HOLDINGS . . .
A. The fund's position in Medison illustrates my investment strategy of focusing on individual stock selection rather than country selection. Medison is a South Korean-based manufacturer of ultrasound equipment and, while Korea itself has had its share of economic problems, I've been attracted to this particular stock. The company has been effective in generating low-cost products and has decent new technology as well. NCL Holdings symbolizes the nice run that leisure stocks have had recently. NCL is the world's third-largest cruise ship operator, and its business and revenues have been growing steadily.
Q. WHAT'S YOUR OUTLOOK?
A. Many of the positive factors that have fueled the European markets should remain in place. We've seen strong economies, low interest rates, high consumer confidence and beneficial corporate restructurings. To add a word of caution, though, European markets have been on a roll for quite some time and I wouldn't be surprised to see some form of stock price consolidation. On the emerging-market front, medium-term prospects look good, but I wouldn't attempt to predict short-term prospects. Many countries have had setbacks lately and that could make for some good bargain shopping going forward. Lastly, while Japan has certainly had its share of economic problems, we've seen flickers of positive trends lately.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN MCCAREY EXPLORES
MARKET CONDITIONS IN
EUROPE AND JAPAN:
"For the most part, European
markets continued to benefit from
the drive towards a uniform
currency, commonly known as the
European Monetary Union (EMU).
As the EMU has come closer to
reality, the resulting convergence
in economic and fiscal policies
across Europe has had a
multi-faceted effect. Interest rates
have hovered at low levels, and
consumer confidence is up across
the board. Additionally, we've also
seen a number of cross-border
mergers, as companies in different
countries have become more
comfortable conducting business
with each other. Corporate
restructurings in general continue
to be a common theme, as
companies look for ways to
increase profitability, market
share and - in some cases - size.
All of this has been mostly positive
for European markets.
"In Japan, economic progress and
change tends to be more gradual
than revolutionary. Thus, Japanese
companies have not followed their
European counterparts in terms of
corporate redesign. We have seen
some initial progress in the form of
share buybacks and better return
on capital, but some companies
have experienced weak domestic
demand and have been challenged
by the effects of deregulation.
Despite these problems, however,
there are still some interesting
stocks to be uncovered."
FUND FACTS
GOAL: seeks capital
appreciation by investing in
securities of foreign issuers
START DATE: November 3, 1997
SIZE: as of April 30, 1998,
more than $17 million
MANAGER: Kevin McCarey,
since inception; joined Fidelity
in 1985
(checkmark)
INVESTMENT SUMMARY


TOP FIVE STOCKS AS OF APRIL 30, 1998
                                                  % OF FUND'S
                                                  INVESTMENTS

TELEBRAS SPONSORED ADR                            2.4
 (BRAZIL, TELEPHONE SERVICES)

MEDISON CO. LTD. (KOREA (SOUTH), MEDICAL          1.4
 EQUIPMENT & SUPPLIES)

TDK CORP. (JAPAN, ELECTRONICS)                    1.3

ALCATEL ALSTHOM COMPAGNIE GENERALE                1.3
 D'ELECTRICITE SA (FRANCE, ELECTRICAL EQUIPMENT)

NCL HOLDINGS AS (NORWAY, ENTERTAINMENT)           1.3

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                                  % OF FUND'S INVESTMENTS

FINANCE                           20.4

UTILITIES                         10.5

HEALTH                            7.0

INDUSTRIAL MACHINERY & EQUIPMENT  6.1

RETAIL & WHOLESALE                6.0

TOP FIVE COUNTRIES AS OF APRIL 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS

UNITED KINGDOM                15.1

JAPAN                         12.4

FRANCE                        10.9

NETHERLANDS                   6.4

GERMANY                       5.6

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998

ROW: 1, COL: 1, VALUE: 89.09999999999999
ROW: 1, COL: 2, VALUE: 10.9
STOCKS 89.1%
SHORT-TERM INVESTMENTS 10.9%
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 86.2%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.7%
Bansud SA Class B (a)  6,600 $ 62,048
Telecom Argentina Class B sponsored ADR  480  17,280
YPF Sociedad Anonima sponsored ADR representing
Class D shares  1,000  34,875
  114,203
AUSTRALIA - 1.3%
Australia & New Zealand Banking Group Ltd.   13,000  90,433
Coles Myer Ltd.   4,900  23,631
David Jones Ltd.   50,000  56,871
National Mutual Holdings Ltd.   15,000  35,390
QNI Ltd.   40,000  23,398
  229,723
BRAZIL - 3.3%
Compania Energertica Minas Gerais  1,000,000  48,533
Ericsson Telecomunicacoes SA (Reg.) (a)  100,000  3,061
Petrobras PN (Pfd. Reg.)  400,000  101,439
Telebras sponsored ADR  3,500  426,344
  579,377
CANADA - 3.4%
Alcan Aluminium Ltd.   800  25,941
Bank of Montreal  1,400  76,313
Bell Canada International, Inc.   6,000  134,177
Canadian Fracmaster Ltd. (a)  1,000  12,963
Cinar Films, Inc. Class B (sub-vtg.) (a)  1,200  23,062
CGI Group, Inc. Class A (sub-vtg.) (a)  1,900  52,315
Power Corporation of Canada  2,400  95,852
Teleglobe, Inc.   2,500  109,193
Videotron Group Ltd.   5,900  71,949
  601,765
CHILE - 0.3%
Supermercados Unimarc SA sponsored ADR  5,000  54,063
CZECH REPUBLIC - 0.1%
SPT Telecom AS (a)  130  18,893
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINLAND - 1.7%
Merita Ltd., Series A  9,600 $ 64,094
Metsa-Serla Ltd. Class B  14,500  150,266
Nokia Corp. AB sponsored ADR  1,300  86,938
  301,298
FRANCE - 10.9%
Accor SA  700  190,597
Alcatel Alsthom Compagnie Generale d'Electricite SA 1,300 235,625 Axa SA 700 82,100
Atos SA (a)  120  20,035
BQE National Paris Ord.   400  33,691
Bongrain SA  100  51,466
Cap Gemini Sogeti SA  700  90,821
Christian Dior SA  300  40,618
Coflexip sponsored ADR  1,500  106,875
Compagnie Generale de Geophysique SA (a)  200  29,039
Generale des Eaux, Cie  600  111,438
Credit Commercial de France Ord.   580  46,250
Groupe Danone  320  75,488
Michelin SA (Compagnie Generale des Etablissements)
Class B  1,100  69,240
NRJ SA  440  74,923
Nationale Elf Aquitaine  1,100  144,181
Pathe SA  100  21,729
Pechiney SA Class A  400  17,875
Renault SA Ord. (a)   1,700  78,794
Rhone Poulenc SA Class A  550  26,872
Societe Generale Class A  600  124,794
Total SA Class B  1,260  149,664
Unibail (a)  300  42,861
Union Assurances Federale SA  300  46,898
  1,911,874
GERMANY - 4.2%
Allianz AG (Reg.)  300  97,121
BHF Bank AG  4,100  170,082
BASF AG  1,000  45,325
Daimler-Benz AG Ord.   300  29,709
Deutsche Lufthansa AG  4,100  97,027
Hoechst AG Ord.   700  28,290
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Hornbach Baumarket AG (Bearer)  600 $ 27,396
Mannesmann AG Ord.   210  173,762
Philipp Holzmann AG (a)  250  74,893
  743,605
HONG KONG - 4.3%
China Telecom (Hong Kong) Ltd.   20,000  38,625
Dairy Farm International Holdings Ltd.   140,000  179,200
Goldlion Holdings Ltd.   350,000  85,823
JCG Holdings Ltd.   170,000  77,886
Johnson Electric Holdings Ltd.   24,000  81,306
Li & Fung Ltd.   80,000  134,220
Sun Hung Kai Properties Ltd.   1,000  5,937
Vtech Holdings Ltd.   45,000  157,966
  760,963
INDIA - 1.8%
Dr. Reddy's Laboratories Ltd.   10,000  111,050
Morgan Stanley India Investment Fund, Inc. (a)  16,000  140,000
State Bank of India  10,000  72,516
  323,566
INDONESIA - 0.4%
Daya Guna Samudera TBK  40,000  36,625
PT Indah Kiat Pulp & Paper Corp.   100,000  27,500
  64,125
IRELAND - 0.9%
Bank of Ireland, Inc.   2,900  59,161
Elan Corp. PLC ADR (a)  1,050  65,231
Smurfit (Jefferson) Group PLC   10,400  37,937
  162,329
ITALY - 1.3%
Assicurazioni Generali Spa  1,100  32,925
Banca Commerciale Italiana Spa  7,000  35,389
Credito Italiano Ord.   13,200  69,050
Finmeccanica Spa (a)  26,500  38,976
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ITALY - CONTINUED
Istituto Nazionale Delle Assicurazioni Spa  11,200 $ 33,388
Toro Assicurazioni Spa Ord.  1,500  26,234
  235,962
JAPAN - 12.4%
Aiwa Co. Ltd.   2,000  59,477
Asahi Breweries Ltd.   2,000  26,094
Banyu Pharmaceutical Co. Ltd.   6,000  77,244
Benesse Corp.   2,700  87,002
Fuji Bank Ltd.   6,000  33,653
Fuji Heavy Industries Ltd.   12,000  53,574
Fuji Fire & Marine Insurance Co. Ltd.   15,000  35,573
Honda Motor Co. Ltd.   5,000  180,689
Ito En Ltd.   2,200  64,099
Kirin Beverage Corp.   6,000  116,996
Long Term Credit Bank of Japan Ltd. (The)  40,000  65,349
Mabuchi Motor Co.   1,600  92,272
Matsushita Electric Industrial Co. Ltd.   6,000  95,765
Matsushita Electric Works Co. Ltd.   6,000  53,755
Matsumotokiyoshi Co. Ltd.   800  27,525
Meiwa Estate Co. Ltd.   2,100  18,814
Meitec Corp.   3,000  98,250
Minebea Co. Ltd.   5,000  55,712
Mitsubishi Estate Co. Ltd.   5,000  48,184
Mitsubishi Trust & Banking Corp.   6,000  56,917
Nintendo Co. Ltd. Ord.   100  9,140
Orix Corp.   200  13,778
Paris Miki, Inc.   2,640  42,335
Sankyo Co. Ltd.   5,000  123,471
Sony Corp.   900  76,458
Sumitomo Realty & Development Co. Ltd.   7,000  33,465
TDK Corp.   3,000  236,251
Takeda Chemical Industries Ltd.   2,000  56,917
Takefuji Corp.   2,000  104,649
Tokyo Seimitsu Co. Ltd.   1,000  29,287
Yamanouchi Pharmaceutical Co. Ltd.   4,000  94,259
Yasuda Trust & Banking  7,000  9,328
  2,176,282
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
KOREA (SOUTH) - 1.4%
Medison Co. Ltd.   30,000 $ 244,669
LUXEMBOURG - 0.5%
Stolt Comex Seaway SA (a)  2,650  86,125
MEXICO - 2.0%
Consorcio G Grupo Dina SA de CV sponsored ADR (a)  2,400  12,450
Grupo Financiero Banamex-Accival Class B (a)  24,000  74,894
Grupo Financiero Bancomer Class B  240,000  165,615
Grupo Gigante SA de CV Class B (a)  110,000  48,316
Grupo Elektra SA  14,000  19,981
Tubos De Acero De Mexico ADR (a)  1,800  33,075
  354,331
MALAYSIA - 0.2%
Berjaya Sports Toto BHD  10,000  23,711
Jaya Tiasa Holdings BHD  7,000  10,971
  34,682
NETHERLANDS - 6.4%
AKZO Nobel NV  450  91,473
Benckiser NV Class B  450  26,240
Fortis Amev NV  2,200  128,612
ING Groep NV  1,630  105,367
Koninklijke KNP BT NV  1,500  41,174
Melia Inversiones Americanas NV (a)  500  24,917
Philips Electronics NV:
 warrants 6/30/98  2,200  156,684
 (Bearer)  1,700  153,000
PolyGram NV ADR  4,000  173,252
Samas-Groep NV  1,400  86,760
VNU Ord.   1,200  38,815
Vendex International NV  500  32,049
Vedior NV  2,000  60,735
  1,119,078
NORWAY - 1.3%
NCL Holdings AS (a)  46,000  221,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PORTUGAL - 0.8%
BPI-SGPS SA (Reg.)  2,100 $ 97,534
Portugal Telecom SA  500  26,848
Telecel Comunicacoes Pessoais SA (a)  100  17,926
  142,308
RUSSIA - 1.2%
Vimpel Communications sponsored ADR (a)  4,000  216,000
SINGAPORE - 0.4%
DBS Land Ltd.   50,000  75,466
SOUTH AFRICA - 0.6%
Amalgamated Banks of South Africa Ltd.   6,300  54,541
Sasol, Ltd.   2,900  29,267
Standard Bank Investment Corp.   500  29,583
  113,391
SPAIN - 1.9%
Actividades de Construccion y Servicios (ACS) SA 1,900 62,293 Corporacion Mapfre Compania Internacional
de Reaseguros SA (Reg.)  1,000  39,212
Iberdrola SA  2,200  35,343
Portland Valderrivas SA Ord.   260  31,881
Repsol SA Ord.   600  32,851
Telefonica de Espana SA Ord.   3,000  125,111
  326,691
SWEDEN - 2.4%
Astra AB Class A Free shares  6,500  133,259
Hemkopskedjan AB, Series B  3,600  48,971
Incentive AB Class A  700  67,693
Industrial-Matematik International Corp. (a)  3,000  66,750
Svenska Handelsbanken  1,200  54,309
Volvo AB Class B  1,800  53,544
  424,526
SWITZERLAND - 4.5%
Credit Suisse Group (Reg.)  835  183,541
Forbo Holding AG (Reg.) (a)  50  25,644
Julius Baer Holding AG  48  132,365
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SWITZERLAND - CONTINUED
Moevenpick Holding AG (a)  100 $ 57,617
Nestle SA (Reg.)  70  135,682
Novartis AG (Reg.)  60  99,114
Swiss Bank Corp. (Reg.)  350  121,461
Von Roll Holding AG (a)  1,000  32,971
  788,395
TURKEY - 0.1%
Yapi Ve Kredi Bankasi AS  500,000  24,500
UNITED KINGDOM - 15.1%
Alpha Airports Group PLC  25,000  39,264
ARM Holdings PLC sponsored ADR  700  28,263
BAT Industries PLC Ord.   7,500  70,675
Britax International PLC  10,500  28,420
Bank of Scotland  5,400  66,314
Barclays PLC Ord.   1,600  46,114
British Aerospace PLC  6,500  216,987
British Petroleum PLC Ord.   3,017  47,610
British Telecommunications PLC Ord.   4,800  52,049
Commercial Union PLC  6,300  117,786
Cordiant PLC  10,000  19,548
Corporate Services Group PLC  6,000  24,160
Courtaulds Textiles PLC  5,700  30,571
Devro PLC  13,500  122,478
Dr. Solomon's Group PLC sponsored ADR (a)  1,500  44,625
Glaxo Wellcome PLC  700  19,766
HSBC Holdings PLC Ord.   3,700  116,654
Hazlewood Foods PLC Ord.   19,000  60,316
Iceland Group PLC  15,000  55,763
Johnson Matthey PLC  2,000  20,250
KBC Advanced Technologies PLC  3,300  19,022
Kingfisher PLC  2,300  41,733
Lloyds TSB Group PLC  9,000  134,658
Mayflower Corp.   8,000  32,347
Minerva PLC  10,200  40,049
Misys PLC Ord.   702  33,721
National Westminster Bank PLC Ord.   1,000  19,999
Next PLC  3,000  24,811
Pearson PLC  2,500  39,138
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Rentokil Initial PLC  3,000 $ 19,310
Saatchi & Saatchi PLC  67,200  177,399
Scholl PLC  6,000  37,593
Shell Transport & Trading Co. PLC (Reg.)  21,500  159,854
Siebe PLC  2,000  44,644
SmithKline Beecham PLC Ord.   9,034  107,620
Somerfield PLC  10,800  61,050
Unilever PLC Ord.   15,400  163,902
Ultra Electronics Holdings PLC  4,700  31,804
Vodafone Group PLC  9,016  98,669
Wickes PLC  15,000  88,218
Williams Holdings PLC Class L  3,000  23,007
Yorkshire Water PLC  5,000  40,099
  2,666,260
UNITED STATES OF AMERICA - 0.3%
Global Telesystems Group, Inc. (a)  1,100  51,700
VENEZUELA - 0.1%
Compania Anonima Nacional Telefonos de Venezuela
sponsored ADR  600  20,100
TOTAL COMMON STOCKS
(Cost $13,693,178)   15,187,425
NONCONVERTIBLE PREFERRED STOCKS - 2.9%
GERMANY - 1.4%
Dyckerhoff AG (non-vtg.)  150  51,618
Porsche AG  15  38,254
SAP AG (Systeme Anwendungen Produkte)  220  112,701
Wella AG  44  40,670
  243,243
ITALY - 1.5%
Telecom Italia Spa  29,100  153,323
Telecom Italia Mobile Spa de Risp  30,000  108,000
  261,323
TOTAL PREFERRED STOCKS
(Cost $435,825)   504,566
CASH EQUIVALENTS - 10.9%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
(Cost $1,923,501)  1,923,501  $1,923,501
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $16,052,504)  $ 17,615,492
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.51%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment
in Securities
Aerospace & Defense   1.2%
Basic Industries    3.7
Cash Equivalents   10.9
Construction & Real Estate    4.1
Durables    4.9
Energy    4.2
Finance    20.4
Health    7.0
Holding Companies   0.2
Industrial Machinery & Equipment    6.1
Media & Leisure   5.5
Nondurables   5.6
Retail & Wholesale   6.0
Services    3.1
Technology    5.8
Transportation   0.8
Utilities   10.5
    100.0%
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $16,052,504. Net unrealized appreciation aggregated $1,562,988, of which $1,938,272 related to appreciated investment securities and $375,284 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $16,052,504) -                 $ 17,615,492
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $188,618)                           188,399

RECEIVABLE FOR INVESTMENTS SOLD                                          729,512

RECEIVABLE FOR FUND SHARES SOLD                                          310,444

DIVIDENDS RECEIVABLE                                                     48,559

INTEREST RECEIVABLE                                                      6,517

PREPAID EXPENSES                                                         56,818

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                8,042

 TOTAL ASSETS                                                            18,963,783

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 17

PAYABLE FOR INVESTMENTS PURCHASED                            1,444,946

PAYABLE FOR FUND SHARES REDEEMED                             4,808

OTHER PAYABLES AND ACCRUED EXPENSES                          49,338

 TOTAL LIABILITIES                                                       1,499,109

NET ASSETS                                                              $ 17,464,674

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 15,675,424

UNDISTRIBUTED NET INVESTMENT INCOME                                      9,216

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    219,695
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                1,560,339
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 17,464,674


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $11.80
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($590,752 (DIVIDED BY) 50,061 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $11.80)         $12.52

CLASS T:                                                       $11.78
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($7,461,610 (DIVIDED BY) 633,265 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.78)         $12.21

CLASS B:                                                       $11.75
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($2,582,981 (DIVIDED BY) 219,836 SHARES) A

CLASS C:                                                       $11.75
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,367,626 (DIVIDED BY) 116,421 SHARES) A

INSTITUTIONAL CLASS:                                           $11.81
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($5,461,705 (DIVIDED BY) 462,536 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                         $ 83,788
DIVIDENDS

INTEREST                                                                                   32,845

                                                                                           116,633

LESS FOREIGN TAXES WITHHELD                                                                (8,408)

 TOTAL INCOME                                                                              108,225

EXPENSES

MANAGEMENT FEE                                                                $ 35,526

TRANSFER AGENT FEES                                                            9,740

DISTRIBUTION FEES                                                              15,246

ACCOUNTING FEES AND EXPENSES                                                   29,740

NON-INTERESTED TRUSTEES' COMPENSATION                                          13

CUSTODIAN FEES AND EXPENSES                                                    53,812

REGISTRATION FEES                                                              84,450

AUDIT                                                                          14,529

LEGAL                                                                          48

FOREIGN TAX EXPENSE                                                            1,086

MISCELLANEOUS                                                                  223

 TOTAL EXPENSES BEFORE REDUCTIONS                                              244,413

 EXPENSE REDUCTIONS                                                            (145,404)   99,009

NET INVESTMENT INCOME                                                                      9,216

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                         228,241

 FOREIGN CURRENCY TRANSACTIONS                                                 (8,546)     219,695

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                         1,562,988

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                  (2,649)     1,560,339

NET GAIN (LOSS)                                                                            1,780,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                           $ 1,789,250
FROM OPERATIONS




STATEMENT OF CHANGES IN NET ASSETS
                                                                            NOVEMBER 3, 1997
                                                                           (COMMENCEMENT
                                                                            OF OPERATIONS) TO
                                                                            APRIL 30, 1998
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                 $ 9,216
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                   219,695

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                       1,560,339

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            1,789,250
FROM OPERATIONS

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                15,675,424

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                   17,464,674

NET ASSETS

 BEGINNING OF PERIOD                                                        -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,216)   $ 17,464,674


FINANCIAL HIGHLIGHTS - CLASS A
                                                       PERIOD ENDED
                                                       APRIL 30, 1998 E

                                                       (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.78

 TOTAL FROM INVESTMENT OPERATIONS                       1.80

NET ASSET VALUE, END OF PERIOD                         $ 11.80

TOTAL RETURN B, C                                       18.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 591

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.02% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .33% A

PORTFOLIO TURNOVER                                      152% A

AVERAGE COMMISSION RATE G                              $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
                                                       PERIOD ENDED
                                                       APRIL 30, 1998 E

                                                       (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.77

 TOTAL FROM INVESTMENT OPERATIONS                       1.78

NET ASSET VALUE, END OF PERIOD                         $ 11.78

TOTAL RETURN B, C                                       17.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.28% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .12% A

PORTFOLIO TURNOVER                                      152% A

AVERAGE COMMISSION RATE G                              $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS T
SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
                                                              PERIOD ENDED
                                                              APRIL 30, 1998 E

                                                              (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.77

 TOTAL FROM INVESTMENT OPERATIONS                              1.75

NET ASSET VALUE, END OF PERIOD                                $ 11.75

TOTAL RETURN B, C                                              17.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 2,583

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.79% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.29)% A

PORTFOLIO TURNOVER                                             152% A

AVERAGE COMMISSION RATE G                                     $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
                                                              PERIOD ENDED
                                                              APRIL 30, 1998 E

                                                              (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.78

 TOTAL FROM INVESTMENT OPERATIONS                              1.75

NET ASSET VALUE, END OF PERIOD                                $ 11.75

TOTAL RETURN B, C                                              17.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,368

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.78% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.51)% A

PORTFOLIO TURNOVER                                             152% A

AVERAGE COMMISSION RATE G                                     $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       PERIOD ENDED
                                                       APRIL 30, 1998 E

                                                       (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.79

 TOTAL FROM INVESTMENT OPERATIONS                       1.81

NET ASSET VALUE, END OF PERIOD                         $ 11.81

TOTAL RETURN B, C                                       18.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 5,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.76% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .41% A

PORTFOLIO TURNOVER                                      152% A

AVERAGE COMMISSION RATE G                              $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local share in the principal market in which such securities are normally traded.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $21,014,204 and $7,113,442, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA (U.K.) L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO   PAID TO           RETAINED
          FDC       INVESTMENT        BY FDC
                    PROFESSIONALS

CLASS A   $ 386     $ 386             $ -

CLASS T    7,414     5,668             1,746

CLASS B    4,502     1,125             3,377

CLASS C    2,944     -                 2,944

          $ 15,246  $ 7,179           $ 8,067

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 40

CLASS T    59

CLASS B    39

CLASS C    2,563

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO   PAID TO
          FDC       INVESTMENT
                    PROFESSIONALS

CLASS A   $ 8,088   $ 5,286

CLASS T    25,249    16,766

CLASS B    5         0 *

CLASS C    247       0 *

          $ 33,589  $ 22,052

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT   % OF
                                AVERAGE
                                NET ASSETS

CLASS A                $ 575    .37 *

CLASS T                 3,520   .24 *

CLASS B                 1,362   .30 *

CLASS C                 913     .31 *

INSTITUTIONAL CLASS     3,370   .14 *

                       $ 9,740

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Services Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $105 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.00%        $ 17,998

CLASS T               2.25%         36,546

CLASS B               2.75%         22,312

CLASS C               2.75%         18,367

INSTITUTIONAL CLASS   1.75%         50,166

                                   $ 145,389

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $15 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 34% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                          SHARES              DOLLARS

                          NOVEMBER 3, 1997    NOVEMBER 3, 1997
                          (COMMENCEMENT       (COMMENCEMENT
                          OF OPERATIONS) TO   OF OPERATIONS) TO
                          APRIL 30,           APRIL 30,

                          1998                1998



CLASS A                    52,087             $ 547,853
SHARES SOLD

SHARES REDEEMED            (2,026)             (22,802)

NET INCREASE (DECREASE)    50,061             $ 525,051

CLASS T                    649,353            $ 7,050,323
SHARES SOLD

SHARES REDEEMED            (16,088)            (179,168)

NET INCREASE (DECREASE)    633,265            $ 6,871,155

CLASS B                    223,094            $ 2,437,811
SHARES SOLD

SHARES REDEEMED            (3,258)             (37,403)

NET INCREASE (DECREASE)    219,836            $ 2,400,408

CLASS C                    129,752            $ 1,400,959
SHARES SOLD

SHARES REDEEMED            (13,331)            (147,949)

NET INCREASE (DECREASE)    116,421            $ 1,253,010

INSTITUTIONAL CLASS        462,536            $ 4,625,800
SHARES SOLD

8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 15,923

CLASS T                17,821

CLASS B                16,430

CLASS C                14,232

INSTITUTIONAL CLASS    20,044

                      $ 84,450







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard Spillane, Jr., Vice President
Kevin McCarey, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
GINNIE MAEINTERNATIONAL
CAPITAL APPRECIATION
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT SUMMARY    9   A SUMMARY OF THE FUND'S INVESTMENTS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  19  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND -
INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED APRIL 30, 1998                         LIFE OF
                                                    FUND

FIDELITY ADV INTL CAP APP - INST CL                 18.10%

MSCI WORLD EX US                                    12.52%

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL I       MS World ex USA (Gross)
             00291                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9740.00                     9717.68
  1997/12/31       9950.00                     9829.52
  1998/01/31      10230.00                    10123.55
  1998/02/28      10910.00                    10799.04
  1998/03/31      11540.00                    11172.17
  1998/04/30      11810.00                    11252.19
IMATRL PRASUN   SHR__CHT 19980430 19980507 145401 R00000000000009
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Institutional Class on November 3, 1997, when the fund started. As the chart shows, by April 30, 1998, the value of the investment would have grown to $11,810 - an 18.10% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,252 - a 12.52% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
During the six-months that ended
April 30, 1998, some of the world's
financial markets enjoyed robust
growth, while others continued to
unravel. For the period, the
Morgan Stanley Capital
International EAFE Index - which
measures stock performance in
Europe, Australia and the Far East
- returned 15.56%. Most
economies in Europe continued to
thrive amidst an environment of
relatively benign inflation and
reduced interest rates, as many
countries prepared for the advent
of the European Monetary Union in
January 1999. Many corporations
followed the path to efficiency
through restructuring and merger
and acquisition activity. Strong
individual performers included
Portugal, Spain and Italy. Latin
American markets struggled,
however, as economic turmoil in
Southeast Asia prompted a
massive sell-off of most
emerging-market stocks at the
beginning of the period. The
Brazilian market rebounded,
performing fairly well during the
period after interest rates fell, but
Mexico and Venezuela were victims
of plummeting oil prices at the end
of 1997. Southeast Asian markets
- the origin of most of the volatility
in emerging markets - performed
poorly. The depreciation of many
currencies in the region prompted
central banks to dramatically raise
interest rates, slowing economies
by making borrowing more
expensive. Japan suffered from
sharply falling stock prices and
depreciating currencies, while the
failure of several Japanese
financial firms raised concerns
about widespread corporate
bankruptcies. Hong Kong fared
significantly better than other Asian
markets because of its more mature
and less volatile nature.
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. The fund got off to a good start. From November 3, 1997 - the fund's inception date - through April 30, 1998, the fund's Institutional Class shares returned 18.10%. The Morgan Stanley Capital International AC World Index Free ex USA returned 12.52% during that period. Future reports will show the fund's performance over six- and 12-month periods.
Q. WHAT TYPES OF INVESTMENTS HAVE YOU FOCUSED ON IN THE SHORT TIME THE FUND HAS BEEN UP AND RUNNING?
A. Although international markets have been quite volatile since the fund's launch, I've perused the globe for different opportunities over the past six months. At the end of the period, the fund's two largest industry weightings were in the finance and utilities sectors. Finance stocks have done quite well over the past couple of years, due to a combination of favorable economic climates and positive restructuring stories. Examples held in the portfolio included Grupo Financiero Bancomer in Mexico and Credito Italiano in Italy. Utilities have been attractive to me primarily due to the amazing growth in worldwide telecommunications demand. The fund's single-largest holding at the end of the period, in fact, was the large Brazilian telecom company, Telebras. This fund has a fairly flexible mandate in that it can pursue investment opportunities in both developed countries and emerging-market countries.
Q. WHAT ARE THE DIFFERENCES BETWEEN DEVELOPED AND EMERGING-MARKET
COUNTRIES?
A. In a nutshell, developed regions - such as Germany and the United Kingdom - tend to have more mature economies and more efficient trading markets, but slower gross domestic product (GDP) growth. Emerging-market countries, on the other hand, tend to be more volatile with less stable economies and governments. However, GDP growth is typically faster, and some markets tend to be less liquid. The risk of sharp currency devaluations is also more likely in emerging-market regions, as we most recently saw in Southeast Asia in late 1997. With solid research, though - and I feel we have one of the best global research groups in the industry - I'm confident that we can capture some of the attractive return potential inherent in these types of investments. I think there are a lot of interesting emerging-market opportunities out there, given the current press about this area.
Q. WHAT DID YOU LIKE ABOUT TELEBRAS?
A. Telebras is an emerging-market position that I found to be one of the cheapest companies of its kind in the world. The company is currently in the midst of splitting up into one long-distance company and several local operating companies - much like AT&T's split into one long-distance company and the Baby Bells back in the 1980s. In the case of Telebras, the company is going one step further by breaking its fixed-line businesses - or standard phone lines into homes - away from its cellular phone businesses. I think this move may unlock a lot of value in Telebras. Since there is lots of room to grow in Brazil, I also expect that the Telebras companies will continue to experience strong subscriber growth rates. Fixed lines are growing at a 12% to 14% clip, but less than 10% of the population has a phone. In contrast, developed economies typically have a 60% phone penetration rate. Additionally, cellular subscriber growth rates are even faster due to even lower penetration levels.
Q. THE FUND ALSO HAD SIGNIFICANT POSITIONS IN MEDISON CO. AND NCL
HOLDINGS . . .
A. The fund's position in Medison illustrates my investment strategy of focusing on individual stock selection rather than country selection. Medison is a South Korean-based manufacturer of ultrasound equipment and, while Korea itself has had its share of economic problems, I've been attracted to this particular stock. The company has been effective in generating low-cost products and has decent new technology as well. NCL Holdings symbolizes the nice run that leisure stocks have had recently. NCL is the world's third-largest cruise ship operator, and its business and revenues have been growing steadily.
Q. WHAT'S YOUR OUTLOOK?
A. Many of the positive factors that have fueled the European markets should remain in place. We've seen strong economies, low interest rates, high consumer confidence and beneficial corporate restructurings. To add a word of caution, though, European markets have been on a roll for quite some time and I wouldn't be surprised to see some form of stock price consolidation. On the emerging-market front, medium-term prospects look good, but I wouldn't attempt to predict short-term prospects. Many countries have had setbacks lately and that could make for some good bargain shopping going forward. Lastly, while Japan has certainly had its share of economic problems, we've seen flickers of positive trends lately.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN MCCAREY EXPLORES
MARKET CONDITIONS IN
EUROPE AND JAPAN:
"For the most part, European
markets continued to benefit from
the drive towards a uniform
currency, commonly known as the
European Monetary Union (EMU).
As the EMU has come closer to
reality, the resulting convergence
in economic and fiscal policies
across Europe has had a
multi-faceted effect. Interest rates
have hovered at low levels, and
consumer confidence is up across
the board. Additionally, we've also
seen a number of cross-border
mergers, as companies in different
countries have become more
comfortable conducting business
with each other. Corporate
restructurings in general continue
to be a common theme, as
companies look for ways to
increase profitability, market
share and - in some cases - size.
All of this has been mostly positive
for European markets.
"In Japan, economic progress and
change tends to be more gradual
than revolutionary. Thus, Japanese
companies have not followed their
European counterparts in terms of
corporate redesign. We have seen
some initial progress in the form of
share buybacks and better return
on capital, but some companies
have experienced weak domestic
demand and have been challenged
by the effects of deregulation.
Despite these problems, however,
there are still some interesting
stocks to be uncovered."
FUND FACTS
GOAL: seeks capital
appreciation by investing in
securities of foreign issuers
START DATE: November 3, 1997
SIZE: as of April 30, 1998,
more than $17 million
MANAGER: Kevin McCarey,
since inception; joined Fidelity
in 1985
(checkmark)
INVESTMENT SUMMARY


TOP FIVE STOCKS AS OF APRIL 30, 1998
                                                  % OF FUND'S
                                                  INVESTMENTS

TELEBRAS SPONSORED ADR                            2.4
 (BRAZIL, TELEPHONE SERVICES)

MEDISON CO. LTD. (KOREA (SOUTH), MEDICAL          1.4
 EQUIPMENT & SUPPLIES)

TDK CORP. (JAPAN, ELECTRONICS)                    1.3

ALCATEL ALSTHOM COMPAGNIE GENERALE                1.3
 D'ELECTRICITE SA (FRANCE, ELECTRICAL EQUIPMENT)

NCL HOLDINGS AS (NORWAY, ENTERTAINMENT)           1.3

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                                  % OF FUND'S INVESTMENTS

FINANCE                           20.4

UTILITIES                         10.5

HEALTH                            7.0

INDUSTRIAL MACHINERY & EQUIPMENT  6.1

RETAIL & WHOLESALE                6.0

TOP FIVE COUNTRIES AS OF APRIL 30, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S INVESTMENTS

UNITED KINGDOM                15.1

JAPAN                         12.4

FRANCE                        10.9

NETHERLANDS                   6.4

GERMANY                       5.6

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998

ROW: 1, COL: 1, VALUE: 89.09999999999999
ROW: 1, COL: 2, VALUE: 10.9
STOCKS 89.1%
SHORT-TERM INVESTMENTS 10.9%
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 86.2%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.7%
Bansud SA Class B (a)  6,600 $ 62,048
Telecom Argentina Class B sponsored ADR  480  17,280
YPF Sociedad Anonima sponsored ADR representing
Class D shares  1,000  34,875
  114,203
AUSTRALIA - 1.3%
Australia & New Zealand Banking Group Ltd.   13,000  90,433
Coles Myer Ltd.   4,900  23,631
David Jones Ltd.   50,000  56,871
National Mutual Holdings Ltd.   15,000  35,390
QNI Ltd.   40,000  23,398
  229,723
BRAZIL - 3.3%
Compania Energertica Minas Gerais  1,000,000  48,533
Ericsson Telecomunicacoes SA (Reg.) (a)  100,000  3,061
Petrobras PN (Pfd. Reg.)  400,000  101,439
Telebras sponsored ADR  3,500  426,344
  579,377
CANADA - 3.4%
Alcan Aluminium Ltd.   800  25,941
Bank of Montreal  1,400  76,313
Bell Canada International, Inc.   6,000  134,177
Canadian Fracmaster Ltd. (a)  1,000  12,963
Cinar Films, Inc. Class B (sub-vtg.) (a)  1,200  23,062
CGI Group, Inc. Class A (sub-vtg.) (a)  1,900  52,315
Power Corporation of Canada  2,400  95,852
Teleglobe, Inc.   2,500  109,193
Videotron Group Ltd.   5,900  71,949
  601,765
CHILE - 0.3%
Supermercados Unimarc SA sponsored ADR  5,000  54,063
CZECH REPUBLIC - 0.1%
SPT Telecom AS (a)  130  18,893
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINLAND - 1.7%
Merita Ltd., Series A  9,600 $ 64,094
Metsa-Serla Ltd. Class B  14,500  150,266
Nokia Corp. AB sponsored ADR  1,300  86,938
  301,298
FRANCE - 10.9%
Accor SA  700  190,597
Alcatel Alsthom Compagnie Generale d'Electricite SA 1,300 235,625 Axa SA 700 82,100
Atos SA (a)  120  20,035
BQE National Paris Ord.   400  33,691
Bongrain SA  100  51,466
Cap Gemini Sogeti SA  700  90,821
Christian Dior SA  300  40,618
Coflexip sponsored ADR  1,500  106,875
Compagnie Generale de Geophysique SA (a)  200  29,039
Generale des Eaux, Cie  600  111,438
Credit Commercial de France Ord.   580  46,250
Groupe Danone  320  75,488
Michelin SA (Compagnie Generale des Etablissements)
Class B  1,100  69,240
NRJ SA  440  74,923
Nationale Elf Aquitaine  1,100  144,181
Pathe SA  100  21,729
Pechiney SA Class A  400  17,875
Renault SA Ord. (a)   1,700  78,794
Rhone Poulenc SA Class A  550  26,872
Societe Generale Class A  600  124,794
Total SA Class B  1,260  149,664
Unibail (a)  300  42,861
Union Assurances Federale SA  300  46,898
  1,911,874
GERMANY - 4.2%
Allianz AG (Reg.)  300  97,121
BHF Bank AG  4,100  170,082
BASF AG  1,000  45,325
Daimler-Benz AG Ord.   300  29,709
Deutsche Lufthansa AG  4,100  97,027
Hoechst AG Ord.   700  28,290
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Hornbach Baumarket AG (Bearer)  600 $ 27,396
Mannesmann AG Ord.   210  173,762
Philipp Holzmann AG (a)  250  74,893
  743,605
HONG KONG - 4.3%
China Telecom (Hong Kong) Ltd.   20,000  38,625
Dairy Farm International Holdings Ltd.   140,000  179,200
Goldlion Holdings Ltd.   350,000  85,823
JCG Holdings Ltd.   170,000  77,886
Johnson Electric Holdings Ltd.   24,000  81,306
Li & Fung Ltd.   80,000  134,220
Sun Hung Kai Properties Ltd.   1,000  5,937
Vtech Holdings Ltd.   45,000  157,966
  760,963
INDIA - 1.8%
Dr. Reddy's Laboratories Ltd.   10,000  111,050
Morgan Stanley India Investment Fund, Inc. (a)  16,000  140,000
State Bank of India  10,000  72,516
  323,566
INDONESIA - 0.4%
Daya Guna Samudera TBK  40,000  36,625
PT Indah Kiat Pulp & Paper Corp.   100,000  27,500
  64,125
IRELAND - 0.9%
Bank of Ireland, Inc.   2,900  59,161
Elan Corp. PLC ADR (a)  1,050  65,231
Smurfit (Jefferson) Group PLC   10,400  37,937
  162,329
ITALY - 1.3%
Assicurazioni Generali Spa  1,100  32,925
Banca Commerciale Italiana Spa  7,000  35,389
Credito Italiano Ord.   13,200  69,050
Finmeccanica Spa (a)  26,500  38,976
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ITALY - CONTINUED
Istituto Nazionale Delle Assicurazioni Spa  11,200 $ 33,388
Toro Assicurazioni Spa Ord.  1,500  26,234
  235,962
JAPAN - 12.4%
Aiwa Co. Ltd.   2,000  59,477
Asahi Breweries Ltd.   2,000  26,094
Banyu Pharmaceutical Co. Ltd.   6,000  77,244
Benesse Corp.   2,700  87,002
Fuji Bank Ltd.   6,000  33,653
Fuji Heavy Industries Ltd.   12,000  53,574
Fuji Fire & Marine Insurance Co. Ltd.   15,000  35,573
Honda Motor Co. Ltd.   5,000  180,689
Ito En Ltd.   2,200  64,099
Kirin Beverage Corp.   6,000  116,996
Long Term Credit Bank of Japan Ltd. (The)  40,000  65,349
Mabuchi Motor Co.   1,600  92,272
Matsushita Electric Industrial Co. Ltd.   6,000  95,765
Matsushita Electric Works Co. Ltd.   6,000  53,755
Matsumotokiyoshi Co. Ltd.   800  27,525
Meiwa Estate Co. Ltd.   2,100  18,814
Meitec Corp.   3,000  98,250
Minebea Co. Ltd.   5,000  55,712
Mitsubishi Estate Co. Ltd.   5,000  48,184
Mitsubishi Trust & Banking Corp.   6,000  56,917
Nintendo Co. Ltd. Ord.   100  9,140
Orix Corp.   200  13,778
Paris Miki, Inc.   2,640  42,335
Sankyo Co. Ltd.   5,000  123,471
Sony Corp.   900  76,458
Sumitomo Realty & Development Co. Ltd.   7,000  33,465
TDK Corp.   3,000  236,251
Takeda Chemical Industries Ltd.   2,000  56,917
Takefuji Corp.   2,000  104,649
Tokyo Seimitsu Co. Ltd.   1,000  29,287
Yamanouchi Pharmaceutical Co. Ltd.   4,000  94,259
Yasuda Trust & Banking  7,000  9,328
  2,176,282
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
KOREA (SOUTH) - 1.4%
Medison Co. Ltd.   30,000 $ 244,669
LUXEMBOURG - 0.5%
Stolt Comex Seaway SA (a)  2,650  86,125
MEXICO - 2.0%
Consorcio G Grupo Dina SA de CV sponsored ADR (a)  2,400  12,450
Grupo Financiero Banamex-Accival Class B (a)  24,000  74,894
Grupo Financiero Bancomer Class B  240,000  165,615
Grupo Gigante SA de CV Class B (a)  110,000  48,316
Grupo Elektra SA  14,000  19,981
Tubos De Acero De Mexico ADR (a)  1,800  33,075
  354,331
MALAYSIA - 0.2%
Berjaya Sports Toto BHD  10,000  23,711
Jaya Tiasa Holdings BHD  7,000  10,971
  34,682
NETHERLANDS - 6.4%
AKZO Nobel NV  450  91,473
Benckiser NV Class B  450  26,240
Fortis Amev NV  2,200  128,612
ING Groep NV  1,630  105,367
Koninklijke KNP BT NV  1,500  41,174
Melia Inversiones Americanas NV (a)  500  24,917
Philips Electronics NV:
 warrants 6/30/98  2,200  156,684
 (Bearer)  1,700  153,000
PolyGram NV ADR  4,000  173,252
Samas-Groep NV  1,400  86,760
VNU Ord.   1,200  38,815
Vendex International NV  500  32,049
Vedior NV  2,000  60,735
  1,119,078
NORWAY - 1.3%
NCL Holdings AS (a)  46,000  221,175
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PORTUGAL - 0.8%
BPI-SGPS SA (Reg.)  2,100 $ 97,534
Portugal Telecom SA  500  26,848
Telecel Comunicacoes Pessoais SA (a)  100  17,926
  142,308
RUSSIA - 1.2%
Vimpel Communications sponsored ADR (a)  4,000  216,000
SINGAPORE - 0.4%
DBS Land Ltd.   50,000  75,466
SOUTH AFRICA - 0.6%
Amalgamated Banks of South Africa Ltd.   6,300  54,541
Sasol, Ltd.   2,900  29,267
Standard Bank Investment Corp.   500  29,583
  113,391
SPAIN - 1.9%
Actividades de Construccion y Servicios (ACS) SA 1,900 62,293 Corporacion Mapfre Compania Internacional
de Reaseguros SA (Reg.)  1,000  39,212
Iberdrola SA  2,200  35,343
Portland Valderrivas SA Ord.   260  31,881
Repsol SA Ord.   600  32,851
Telefonica de Espana SA Ord.   3,000  125,111
  326,691
SWEDEN - 2.4%
Astra AB Class A Free shares  6,500  133,259
Hemkopskedjan AB, Series B  3,600  48,971
Incentive AB Class A  700  67,693
Industrial-Matematik International Corp. (a)  3,000  66,750
Svenska Handelsbanken  1,200  54,309
Volvo AB Class B  1,800  53,544
  424,526
SWITZERLAND - 4.5%
Credit Suisse Group (Reg.)  835  183,541
Forbo Holding AG (Reg.) (a)  50  25,644
Julius Baer Holding AG  48  132,365
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SWITZERLAND - CONTINUED
Moevenpick Holding AG (a)  100 $ 57,617
Nestle SA (Reg.)  70  135,682
Novartis AG (Reg.)  60  99,114
Swiss Bank Corp. (Reg.)  350  121,461
Von Roll Holding AG (a)  1,000  32,971
  788,395
TURKEY - 0.1%
Yapi Ve Kredi Bankasi AS  500,000  24,500
UNITED KINGDOM - 15.1%
Alpha Airports Group PLC  25,000  39,264
ARM Holdings PLC sponsored ADR  700  28,263
BAT Industries PLC Ord.   7,500  70,675
Britax International PLC  10,500  28,420
Bank of Scotland  5,400  66,314
Barclays PLC Ord.   1,600  46,114
British Aerospace PLC  6,500  216,987
British Petroleum PLC Ord.   3,017  47,610
British Telecommunications PLC Ord.   4,800  52,049
Commercial Union PLC  6,300  117,786
Cordiant PLC  10,000  19,548
Corporate Services Group PLC  6,000  24,160
Courtaulds Textiles PLC  5,700  30,571
Devro PLC  13,500  122,478
Dr. Solomon's Group PLC sponsored ADR (a)  1,500  44,625
Glaxo Wellcome PLC  700  19,766
HSBC Holdings PLC Ord.   3,700  116,654
Hazlewood Foods PLC Ord.   19,000  60,316
Iceland Group PLC  15,000  55,763
Johnson Matthey PLC  2,000  20,250
KBC Advanced Technologies PLC  3,300  19,022
Kingfisher PLC  2,300  41,733
Lloyds TSB Group PLC  9,000  134,658
Mayflower Corp.   8,000  32,347
Minerva PLC  10,200  40,049
Misys PLC Ord.   702  33,721
National Westminster Bank PLC Ord.   1,000  19,999
Next PLC  3,000  24,811
Pearson PLC  2,500  39,138
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Rentokil Initial PLC  3,000 $ 19,310
Saatchi & Saatchi PLC  67,200  177,399
Scholl PLC  6,000  37,593
Shell Transport & Trading Co. PLC (Reg.)  21,500  159,854
Siebe PLC  2,000  44,644
SmithKline Beecham PLC Ord.   9,034  107,620
Somerfield PLC  10,800  61,050
Unilever PLC Ord.   15,400  163,902
Ultra Electronics Holdings PLC  4,700  31,804
Vodafone Group PLC  9,016  98,669
Wickes PLC  15,000  88,218
Williams Holdings PLC Class L  3,000  23,007
Yorkshire Water PLC  5,000  40,099
  2,666,260
UNITED STATES OF AMERICA - 0.3%
Global Telesystems Group, Inc. (a)  1,100  51,700
VENEZUELA - 0.1%
Compania Anonima Nacional Telefonos de Venezuela
sponsored ADR  600  20,100
TOTAL COMMON STOCKS
(Cost $13,693,178)   15,187,425
NONCONVERTIBLE PREFERRED STOCKS - 2.9%
GERMANY - 1.4%
Dyckerhoff AG (non-vtg.)  150  51,618
Porsche AG  15  38,254
SAP AG (Systeme Anwendungen Produkte)  220  112,701
Wella AG  44  40,670
  243,243
ITALY - 1.5%
Telecom Italia Spa  29,100  153,323
Telecom Italia Mobile Spa de Risp  30,000  108,000
  261,323
TOTAL PREFERRED STOCKS
(Cost $435,825)   504,566
CASH EQUIVALENTS - 10.9%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
(Cost $1,923,501)  1,923,501  $1,923,501
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $16,052,504)  $ 17,615,492
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.51%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment
in Securities
Aerospace & Defense   1.2%
Basic Industries    3.7
Cash Equivalents   10.9
Construction & Real Estate    4.1
Durables    4.9
Energy    4.2
Finance    20.4
Health    7.0
Holding Companies   0.2
Industrial Machinery & Equipment    6.1
Media & Leisure   5.5
Nondurables   5.6
Retail & Wholesale   6.0
Services    3.1
Technology    5.8
Transportation   0.8
Utilities   10.5
    100.0%
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $16,052,504. Net unrealized appreciation aggregated $1,562,988, of which $1,938,272 related to appreciated investment securities and $375,284 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $16,052,504) -                 $ 17,615,492
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $188,618)                           188,399

RECEIVABLE FOR INVESTMENTS SOLD                                          729,512

RECEIVABLE FOR FUND SHARES SOLD                                          310,444

DIVIDENDS RECEIVABLE                                                     48,559

INTEREST RECEIVABLE                                                      6,517

PREPAID EXPENSES                                                         56,818

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                8,042

 TOTAL ASSETS                                                            18,963,783

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 17

PAYABLE FOR INVESTMENTS PURCHASED                            1,444,946

PAYABLE FOR FUND SHARES REDEEMED                             4,808

OTHER PAYABLES AND ACCRUED EXPENSES                          49,338

 TOTAL LIABILITIES                                                       1,499,109

NET ASSETS                                                              $ 17,464,674

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 15,675,424

UNDISTRIBUTED NET INVESTMENT INCOME                                      9,216

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    219,695
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                1,560,339
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 17,464,674


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                          $11.80
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($590,752 (DIVIDED BY) 50,061 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $11.80)         $12.52

CLASS T:                                                       $11.78
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($7,461,610 (DIVIDED BY) 633,265 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.78)         $12.21

CLASS B:                                                       $11.75
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($2,582,981 (DIVIDED BY) 219,836 SHARES) A

CLASS C:                                                       $11.75
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($1,367,626 (DIVIDED BY) 116,421 SHARES) A

INSTITUTIONAL CLASS:                                           $11.81
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($5,461,705 (DIVIDED BY) 462,536 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                         $ 83,788
DIVIDENDS

INTEREST                                                                                   32,845

                                                                                           116,633

LESS FOREIGN TAXES WITHHELD                                                                (8,408)

 TOTAL INCOME                                                                              108,225

EXPENSES

MANAGEMENT FEE                                                                $ 35,526

TRANSFER AGENT FEES                                                            9,740

DISTRIBUTION FEES                                                              15,246

ACCOUNTING FEES AND EXPENSES                                                   29,740

NON-INTERESTED TRUSTEES' COMPENSATION                                          13

CUSTODIAN FEES AND EXPENSES                                                    53,812

REGISTRATION FEES                                                              84,450

AUDIT                                                                          14,529

LEGAL                                                                          48

FOREIGN TAX EXPENSE                                                            1,086

MISCELLANEOUS                                                                  223

 TOTAL EXPENSES BEFORE REDUCTIONS                                              244,413

 EXPENSE REDUCTIONS                                                            (145,404)   99,009

NET INVESTMENT INCOME                                                                      9,216

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                         228,241

 FOREIGN CURRENCY TRANSACTIONS                                                 (8,546)     219,695

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                         1,562,988

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                  (2,649)     1,560,339

NET GAIN (LOSS)                                                                            1,780,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                           $ 1,789,250
FROM OPERATIONS




STATEMENT OF CHANGES IN NET ASSETS
                                                                            NOVEMBER 3, 1997
                                                                           (COMMENCEMENT
                                                                            OF OPERATIONS) TO
                                                                            APRIL 30, 1998
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                 $ 9,216
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                   219,695

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                       1,560,339

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            1,789,250
FROM OPERATIONS

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                                15,675,424

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                   17,464,674

NET ASSETS

 BEGINNING OF PERIOD                                                        -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,216)   $ 17,464,674


FINANCIAL HIGHLIGHTS - CLASS A
                                                       PERIOD ENDED
                                                       APRIL 30, 1998 E

                                                       (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.78

 TOTAL FROM INVESTMENT OPERATIONS                       1.80

NET ASSET VALUE, END OF PERIOD                         $ 11.80

TOTAL RETURN B, C                                       18.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 591

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.02% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .33% A

PORTFOLIO TURNOVER                                      152% A

AVERAGE COMMISSION RATE G                              $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
                                                       PERIOD ENDED
                                                       APRIL 30, 1998 E

                                                       (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.77

 TOTAL FROM INVESTMENT OPERATIONS                       1.78

NET ASSET VALUE, END OF PERIOD                         $ 11.78

TOTAL RETURN B, C                                       17.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.28% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .12% A

PORTFOLIO TURNOVER                                      152% A

AVERAGE COMMISSION RATE G                              $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS T
SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
                                                              PERIOD ENDED
                                                              APRIL 30, 1998 E

                                                              (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.02)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.77

 TOTAL FROM INVESTMENT OPERATIONS                              1.75

NET ASSET VALUE, END OF PERIOD                                $ 11.75

TOTAL RETURN B, C                                              17.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 2,583

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.79% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.29)% A

PORTFOLIO TURNOVER                                             152% A

AVERAGE COMMISSION RATE G                                     $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
                                                              PERIOD ENDED
                                                              APRIL 30, 1998 E

                                                              (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       1.78

 TOTAL FROM INVESTMENT OPERATIONS                              1.75

NET ASSET VALUE, END OF PERIOD                                $ 11.75

TOTAL RETURN B, C                                              17.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,368

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.78% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.51)% A

PORTFOLIO TURNOVER                                             152% A

AVERAGE COMMISSION RATE G                                     $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       PERIOD ENDED
                                                       APRIL 30, 1998 E

                                                       (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                1.79

 TOTAL FROM INVESTMENT OPERATIONS                       1.81

NET ASSET VALUE, END OF PERIOD                         $ 11.81

TOTAL RETURN B, C                                       18.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 5,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.76% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .41% A

PORTFOLIO TURNOVER                                      152% A

AVERAGE COMMISSION RATE G                              $ .0051

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO APRIL 30, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded is expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local share in the principal market in which such securities are normally traded.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $21,014,204 and $7,113,442, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA (U.K.) L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO   PAID TO           RETAINED
          FDC       INVESTMENT        BY FDC
                    PROFESSIONALS

CLASS A   $ 386     $ 386             $ -

CLASS T    7,414     5,668             1,746

CLASS B    4,502     1,125             3,377

CLASS C    2,944     -                 2,944

          $ 15,246  $ 7,179           $ 8,067

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A   $ 40

CLASS T    59

CLASS B    39

CLASS C    2,563

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO   PAID TO
          FDC       INVESTMENT
                    PROFESSIONALS

CLASS A   $ 8,088   $ 5,286

CLASS T    25,249    16,766

CLASS B    5         0 *

CLASS C    247       0 *

          $ 33,589  $ 22,052

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
 THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:
                       AMOUNT   % OF
                                AVERAGE
                                NET ASSETS

CLASS A                $ 575    .37 *

CLASS T                 3,520   .24 *

CLASS B                 1,362   .30 *

CLASS C                 913     .31 *

INSTITUTIONAL CLASS     3,370   .14 *

                       $ 9,740

* ANNUALIZED.
ACCOUNTING FEES. Fidelity Services Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $105 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.00%        $ 17,998

CLASS T               2.25%         36,546

CLASS B               2.75%         22,312

CLASS C               2.75%         18,367

INSTITUTIONAL CLASS   1.75%         50,166

                                   $ 145,389

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $15 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 34% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                          SHARES              DOLLARS

                          NOVEMBER 3, 1997    NOVEMBER 3, 1997
                          (COMMENCEMENT       (COMMENCEMENT
                          OF OPERATIONS) TO   OF OPERATIONS) TO
                          APRIL 30,           APRIL 30,

                          1998                1998



CLASS A                    52,087             $ 547,853
SHARES SOLD

SHARES REDEEMED            (2,026)             (22,802)

NET INCREASE (DECREASE)    50,061             $ 525,051

CLASS T                    649,353            $ 7,050,323
SHARES SOLD

SHARES REDEEMED            (16,088)            (179,168)

NET INCREASE (DECREASE)    633,265            $ 6,871,155

CLASS B                    223,094            $ 2,437,811
SHARES SOLD

SHARES REDEEMED            (3,258)             (37,403)

NET INCREASE (DECREASE)    219,836            $ 2,400,408

CLASS C                    129,752            $ 1,400,959
SHARES SOLD

SHARES REDEEMED            (13,331)            (147,949)

NET INCREASE (DECREASE)    116,421            $ 1,253,010

INSTITUTIONAL CLASS        462,536            $ 4,625,800
SHARES SOLD

8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 15,923

CLASS T                17,821

CLASS B                16,430

CLASS C                14,232

INSTITUTIONAL CLASS    20,044

                      $ 84,450





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard Spillane, Jr., Vice President
Kevin McCarey, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)